                                                      AMERICAN PERFORMANCE FUNDS


Letter From the Chairman and Investment Adviser

DEAR SHAREHOLDERS:

We're pleased to report that the six months ended February 28, 1997, were months of solid growth both for the financial markets and for the American Performance Funds. Shaking off cautionary remarks from Chairman Greenspan, the stock market continued to chug upward--gaining an astonishing 900 points over the period, and moving the Dow past 7000. At the same time, the environment in the fixed-income markets improved noticeably as data continued to show minimal inflationary pressures and, as the election season ended, expectations of true deficit reduction rose. As a result, the bond markets posted gains for the period.

During the period, too, investors continued to hold record amounts in mutual funds. We're pleased to report that with the strong performance of our fund family, many chose to hold their investment with us. Total net assets under management rose from $887 million to $907 million over the six-month period ended February 28, 1997.

Turning to the markets ...

Generally benign inflation and modest economic growth--recent numbers support the view that 1997 may be much the same as 1996. Barring a major event or catastrophe, the U.S. economy appears to be poised to grow at a pace of 2.5% - 3.0% in the months ahead.

Underpinning this view is a very confident consumer--the past several years have been very good ones. Real income is growing. Household wealth has increased markedly over the past two years, and savings rates have risen. In addition, job hiring indicators are at high levels. And, as consumers account for some 68% of all economic activity, their happiness or unhappiness is key to the economy's future.

A happy but thrifty consumer

Consequently, the immediate future looks bright. Nonetheless, while consumers may have more money in their pockets in the coming year, we don't expect to see any major increase in spending, or even enough of a blip to accelerate growth. Looking forward to retirement, baby boomers are now beginning to save very seriously--and these savings come at the expense of additional spending. Also, the economy is now in its sixth year of expansion, which suggests that much of consumer pent-up demand has been satisfied. Finally, despite increases in income, consumers continue to carry relatively high levels of debt. Moreover, bank lending and credit card standards are tightening.

With spending contained, we expect to see slow but steady economic growth in the months ahead. Inflation--as always a major concern of the Federal Reserve-- should remain in the range of 3.0%. As a result, there is little reason to believe that the Federal Reserve will make any major move to shift interest rates unless the environment changes significantly. Interest rates should trade in a relatively narrow range in the coming months and may even decline slightly later this year--which would appear to bode well for the bond markets in the months ahead.

Stocks--onward and upward?

The environment also appears likely to continue to be positive for stocks. After a long period of stocks being dependent on interest rate movements, the focus of attention appears to have moved to the shape of the economy over the next several quarters--and as we've noted, the outlook is favorable. Nevertheless, there is some reason for caution. While valuations are not unduly high, after the impressive run-up of the past two years, stocks are not cheap.

Moreover, after years of accelerating earnings, investors' expectations for many stocks are extraordinarily, and perhaps unrealistically, high. While corporate profits may well continue to grow in the year ahead, they will do so modestly-- which leaves the market very vulnerable to disappointment.

Nonetheless, the general outlook for the stock market is optimistic. Of course, after the gains of the past several years, it would not be all that surprising to see the market pause or consolidate at some point during the year, particularly if interest rates rise due to a quickening economy. But any such drop may prove to be a short-term correction. Moderate growth, modest inflation and a consumer population pouring its retirement savings into equity mutual funds appear likely to buoy the stock market in the months ahead.

In closing ...

We would like to thank you for your continued confidence in us. We look forward to providing you with investment management and service to help meet your investment needs now and in the future. If you would like a prospectus, or have any questions or require assistance, please don't hesitate to call us at 1-800-762-7085.

Sincerely,


/s/ Walter B. Grimm         /s/ James L. Huntzinger

Walter B. Grimm             James L. Huntzinger
Chairman                    Bank of Oklahoma, N.A.
American Performance Fund


--------------------------------------------------------------------------------

Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the funds involves investment risk, including possible loss of principal.

For more complete information on any of the American Performance Funds, including fees, expenses and sales charges, please call 1-800-762-7085 for a free prospectus. Please read the prospectus carefully before investing or sending money.

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------

AMERICAN PERFORMANCE AGGRESSIVE GROWTH FUND

The market continued to rumble upward during the six months ended February 28, 1997, and as it did, liquidity became more of a concern to investors. As a result, during the period, the most impressive gains were experienced by a relatively small group of large capitalization, well-known stocks. With the notable exception of a few better known technology stocks, financial stocks and REITS (real estate investment trusts), the vast majority of small-cap stocks were simply overlooked by investors--and many simply wilted from neglect.

Nonetheless, the fundamentals of the small-cap sector were still strong. As a result, as buying opportunities arose throughout the period, we added to our positions in health care and energy--two sectors with very bright long-term prospects. Overall, however, the period was a disappointing one for small-cap investors in general, and for the Fund. For the six months ended February 28, 1997, the Fund posted a total return of ^-2.64% (without sales charge).+

OVERLOOKED AND UNDERVALUED

Given the current market environment, we expect that investors will continue to seek reassurance and favor larger cap stocks over the next few months. The small-cap sector may continue to lag--which will create some very solid buying opportunities.

In particular, we expect to find real value in the technology sector. While many of the larger and better known companies bounced back smartly after the correction last July, most smaller companies did not. Yet, many have not missed a beat--their fundamentals are even stronger today and their prospects even brighter. As a result, in the months ahead, we expect to take advantage of the lapse in market attention to increase our holdings in such stocks.

As of February 28, 1997, the top five holdings in the Fund's portfolio were Moneystore (4.54% of net assets), Cisco Systems (4.06%), Cardinal Health (3.90%), Personnel Group of America (3.68%) and Petco (3.50%).++

 +With the maximum sales charge of 4.00%, the Fund's return for the six-month period was -6.54%.

++The composition of the Fund's holdings is subject to change.

-------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]

                             Aggressive Growth Fund

-----------------------------------------------------------------------
Value of a $10,000 Investment
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                      Aggressive           Aggressive
                     Growth Fund          Growth Fund     Russell 2000
                      (No-Load)             (Load)*       Stock Index
-----------------------------------------------------------------------
 2/3/92                 10,000               9,597           10,000
-----------------------------------------------------------------------
8/31/92                  8,398               8,059            9,052
-----------------------------------------------------------------------
8/31/93                 12,000              11,516           11,992
-----------------------------------------------------------------------
8/31/94                 12,030              11,545           12,704
-----------------------------------------------------------------------
8/31/95                 16,364              15,704           15,345
-----------------------------------------------------------------------
8/31/96                 16,654              15,983           17,005
-----------------------------------------------------------------------
2/28/97                 16,215              15,561           18,501
-----------------------------------------------------------------------
-----------------------------------------------------------------------
                          Average Annual Total Return
-----------------------------------------------------------------------

                                                     Since Inception
2/28/97         6 mth**       1 Year       5 Year        (2/3/92)
-----------------------------------------------------------------------
No-Load         -2.64%        -2.28%       10.82%          9.99%
Load*           -6.54%        -6.21%        9.93%          9.10%
               ---------------------------------------------------
                                                     Since Inception
3/31/97                       1 Year       5 Year        (2/3/92)
-----------------------------------------------------------------------
No-Load                       -12.31%      10.77%          8.18%
Load*                         -15.83%       9.88%          7.32%
                             -------------------------------------

*   Reflects 4.00% Maximum Sales Charge.

**  Aggregate total return.

Past performance is not predicitive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Aggressive Growth Fund's performance is compared to the Russell 2000 Stock Index, which represents domestically traded stocks of small-to-mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

Small capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and, by definition, are not as well established as "blue chip" companies. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.

--------------------------------------------------------------------------------

AMERICAN PERFORMANCE EQUITY FUND

Benign inflation, moderate growth and relatively stable interest rates--it was a combination that pushed the stock market higher during the six months ended February 28, 1997. Moreover, larger capitalization stocks led the way as investor sentiment slightly favored bigger and better known names. As a result, the period was a very strong one for the Fund.

While stocks across the board advanced, technology and financial stocks were particularly strong performers. Consequently, our holdings in Intel (2.46% of net assets), Microsoft (1.87%), Travelers (0.73%) and MBNA (0.81%) made substantial contributions to the period's returns. Eli Lilly (0.94%), the large pharmaceutical company, also advanced impressively over the period.

As a result, we are pleased to report that the Fund posted a total return of 23.61% (without the sales charge) for the six months--exceeding its benchmark, the S&P 500, which posted a total return of 22.55% for the same period.+

HIGH, BUT NOT TOO HIGH YET

Clearly, after the unprecedented gains of the past two years, the months ahead will be interesting ones for stock investors. But, while we may see the market pause in its march upward, there's little on the horizon to indicate that a protracted bear market or a dramatic drop is lurking around the corner. In fact, in general, stock prices have risen accompanying fundamentals--and on a valuation basis, stocks may now be at the high end of what is appropriate, but we believe they are not yet overvalued.

Moreover, interest rates are low, and corporate profits, while not rising at the breathtaking pace of the past year, are still growing. The fundamentals of the fund's holdings are strong. As a result, while we are now more cautious than we were some months ago, we are still optimistic about the prospects for stocks in the months ahead.

As of February 28, 1997, the top five holdings in the fund's portfolio were Coca-Cola (3.04% of net assets), General Electric (2.60%), Intel (2.46%), Kimberly Clark (1.95%) and Aetna (1.90%).++

 +With the maximum sales charge of 4.00%, the Fund's return for the six-month period was 18.69%.

++The composition of the Fund's holdings is subject to change.

-------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]

                                  Equity Fund

-----------------------------------------------------------------------
Value of a $10,000 Investment
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                       Equity               Equity          S&P 500
                      (No-Load)             (Load)*       Stock Index
-----------------------------------------------------------------------
9/28/90                 10,000               9,597           10,000
-----------------------------------------------------------------------
8/31/91                 12,457              11,955           13,345
-----------------------------------------------------------------------
8/31/92                 11,961              11,479           14,406
-----------------------------------------------------------------------
8/31/93                 13,770              13,215           16,586
-----------------------------------------------------------------------
8/31/94                 14,411              13,830           17,491
-----------------------------------------------------------------------
8/31/95                 17,256              16,561           21,243
-----------------------------------------------------------------------
8/31/96                 20,453              19,629           25,216
-----------------------------------------------------------------------
2/28/97                 25,283              24,264           30,904
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual Total Return
-----------------------------------------------------------------------

                                                     Since Inception
2/28/97         6 mth**       1 Year       5 Year       (9/28/90)
-----------------------------------------------------------------------
No-Load         23.61%        27.41%       14.23%         15.52%
Load*           18.69%        22.30%       13.29%         14.79%
               ---------------------------------------------------

                                                     Since Inception
3/31/97                       1 Year       5 Year        (2/3/92)
-----------------------------------------------------------------------
No-Load                       19.42%       13.74%         14.37%
Load*                         14.61%       12.81%         13.65%
                             -------------------------------------

*   Reflects 4.00% Maximum Sales Charge.

**  Aggregate total return.

Past performance is not predicitive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The performance of the American Performance Equity Fund is measured against the S&P 500 Stock Index, and unmanaged index widely used to represent the performance of the U.S. stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fee for these value-added services.



--------------------------------------------------------------------------------

AMERICAN PERFORMANCE BALANCED FUND

The Fund's solid performance over the six months ended February 28, 1997, was due primarily to security selection and asset allocation. Weighted toward stocks and focused on larger capitalization issues, the Fund benefited as blue chips led the market higher throughout the fall. Moreover, having reduced exposures in the smaller cap stocks earlier in 1996, results were not dramatically impacted by the underperformance of this sector.

The fixed-income portion also made a substantial contribution to performance, due to security selection. Focusing on yield enhancement rather than price appreciation, the Fund's exposure in Treasury securities was reduced in favor of mortgage-backed and asset-backed securities. Both were strong performers throughout the period. As a result, for the six months ended February 28, 1997, the Fund produced a total return of 13.08% (without the sales charge).+

NO CHANGES UNTIL THE ENVIRONMENT CHANGES

At the end of the period, 54% of the portfolio was invested in stocks, 38% in bonds and 8% in cash and cash equivalents. Barring any significant change in the environment, we would expect to maintain this positioning until the economy shows some significant signs of slowing. Moreover, until this type of evidence materializes and the direction of interest rates is clearer, we expect to continue to focus on yield enhancement rather than price appreciation in the selection of fixed-income securities.

As of February 28, 1997, the average credit quality of the portfolio's fixed-income holdings was AAA; the average maturity was 5.3 years. As of the same date, the Fund's top five equity holdings were Coca-Cola (1.75% of net assets), General Electric (1.68%), Intel (1.36%), NYNEX (1.36%) and Bankers Trust of New York (1.27%).++

 +With the maximum sales charge of 4.00%, the Fund's return for the six-month period was 8.56%.

++The composition of the Fund's holdings is subject to change.

-------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]

                                 Balanced Fund

--------------------------------------------------------------------------------
Value of a $10,000 Investment
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               Balanced        Balanced                       Salomon Brothers
                 Fund            Fund          S&P 500       (Investment Grade)
               (No-Load)        (Load)*      Stock Index         Bond Index
--------------------------------------------------------------------------------
 6/1/95          10,000          9,597          10,000            10,000
--------------------------------------------------------------------------------
8/31/95          10,698         10,266          10,361            10,165
--------------------------------------------------------------------------------
8/31/96          11,860         11,382          12,299            10,584
--------------------------------------------------------------------------------
2/28/97          13,412         12,871          15,073            11,148
--------------------------------------------------------------------------------

--------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------

                                         Since Inception
2/28/97         6 mth**       1 Year         (6/1/95)
--------------------------------------------------------
No-Load         13.08%        15.76%          18.25%
Load*            8.56%        11.09%          15.51%
               ---------------------------------------

                                         Since Inception
3/31/97                       1 Year         (6/1/95)
--------------------------------------------------------
No-Load                       10.95%          14.66%
Load*                          6.53%          12.23%
                             -------------------------

*   Reflects 4.00% Maximum Sales Charge.

**  Aggregate total return.

Past performance is not predicitive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The performance of the American Performance Balanced Fund is measured against the S&P 500 Stock Index, and unmanaged index considered to be representative of the performance of the U.S. stock market as a whole, and the Salomon Brothers Broad (Investment Grade) Bond Index, which is widely used to represent the performance of investment-grade corporate and U.S. Government Bonds. The indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fee for these value-added services.



--------------------------------------------------------------------------------

AMERICAN PERFORMANCE FIXED INCOME FUNDS

Up, down, up, down--much as we had anticipated, the six months ended February 28, 1997, were choppy ones in the fixed-income markets. Interest rates rose and fell in a relatively tight range. Moreover, changes in direction occurred rapidly as sentiment shifted in response to every bulletin, statistic and event. Rather than attempting to second-guess the markets during the period, we focused our efforts on seeking out opportunities to enhance yield for each of our fixed-income portfolios.

CHOPPY MARKETS . . .

Historically in choppy environments, mortgage-backed and asset-backed securities have offered such yield-enhancing opportunities--and they did not disappoint this time. During the period, both sectors produced solid yields. Treasury securities, on the other hand, underperformed as investor enthusiasm wilted on rumors of rate hikes. During the period, however, exposures in this sector were reduced dramatically, which lessened the impact on the Funds' performance.

Corporate bonds, too, did not offer investors the value that asset-backed and mortgage-backed securities did during the period but outperformed Treasury securities. Consequently, while we did reduce exposures in the sector during the period, a core position in corporates was maintained in each of the funds--and our holdings here did produce solid positive returns.

Nevertheless, due to our reluctance to chase rates up and down, the Funds slightly lagged industry benchmarks. Given the clouds of uncertainty that hovered over the market, however, we feel caution was well-warranted.

 . . . CALL FOR CAUTION.

Over the next several months, the environment may continue to be choppy. Predicting the market's movements in such an atmosphere is extremely difficult--if not impossible. Consequently, rather than seeking price appreciation, we expect to continue to focus our efforts on yield enhancement in the months ahead.

-------------------------------------------------------------------------------

AMERICAN PERFORMANCE BOND FUND

Over the course of the period, the Fund's position in mortgage-backed securities was increased by 10%. Consequently, in the difficult environment of the six months ended February 28, 1997, the Fund produced a total return of 4.97% (without the sales charge).+

As of February 28, 1997, approximately 41.1% of the Fund's assets were invested in corporate bonds, 22.9% in Government agencies, 20.4% in mortgage-backed securities, 4.8% in asset-backed securities, 3.7% in taxable municipal bonds, 3.5% in Treasury securities, 1.6% in medium term notes and 1.2% in cash equivalents. The average maturity of the Fund's portfolio was 9.38 years; the average credit quality of the portfolio's holdings was AA2.++

 +With the maximum sales charge of 4.00%, the Fund's return for the six-month period was 0.82%.

++The composition of the Fund's holdings is subject to change.

                             [GRAPH APPEARS HERE]

                                   Bond Fund

-----------------------------------------------------------------------
Value of a $10,000 Investment
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                       Bond              Bond         Salomon Brothers
                       Fund              Fund        (Investment Grade)
                     (No-Load)          (Load)*          Bond Index
-----------------------------------------------------------------------
9/28/90                10,000            9,597              10,000
-----------------------------------------------------------------------
8/31/91                11,312           10,856              13,365
-----------------------------------------------------------------------
8/31/92                12,750           12,236              12,134
-----------------------------------------------------------------------
8/31/93                14,248           13,675              14,354
-----------------------------------------------------------------------
8/31/94                13,975           13,412              14,146
-----------------------------------------------------------------------
8/31/95                15,122           14,513              15,754
-----------------------------------------------------------------------
8/31/96                15,552           14,925              16,403
-----------------------------------------------------------------------
2/28/97                16,324           15,666              17,277
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual Total Return
-----------------------------------------------------------------------

                                                     Since Inception
2/28/97         6 mth**       1 Year       5 Year       (9/28/90)
-----------------------------------------------------------------------
No-Load          4.97%         4.02%        6.37%          7.92%
Load*            0.82%        -0.14%        5.49%          7.23%
               ---------------------------------------------------

                                                     Since Inception
3/31/97                       1 Year       5 Year        (2/3/92)
-----------------------------------------------------------------------
No-Load                        3.78%        6.24%          7.61%
Load*                         -0.33%        5.38%          6.94%
                             -------------------------------------

*   Reflects 4.00% Maximum Sales Charge.

**  Aggregate total return.

Past performance is not predicitive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The performance of the American Performance Bond Fund is measured against the Salomon Brothers Broad (Investment Grade) Bond Index, an unmanaged index considered to be representative of the performance of investment-grade corporate and U.S. Government bonds in general. The index does not reflect the deduction of expense associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added service.



-------------------------------------------------------------------------------

AMERICAN PERFORMANCE INTERMEDIATE BOND FUND

During the period, the portfolio's holdings in mortgage-backed securities were increased by 12%, and decreased by 4% in asset-backed securities. The Fund's position in Treasury securities was eliminated entirely, as intermediate Treasuries were among the most sluggish performers of the period. As a result, the Fund produced a positive return of 4.28% (without the sales charge) for the six months ended February 28, 1997.+

As of the same date, approximately 16.1% of the Fund's assets were invested in asset-backed securities, 21.9% in mortgage-backed securities, 29.2% in corporate bonds, 1.7% in taxable municipal bonds, 28.5% in U.S. Government agencies and 2.4% in cash equivalents. The average maturity of the Fund's portfolio was 4.83 years; the average credit quality of the portfolio's holdings was AA1.++

 +With the maximum sales charge of 3.00%, the Fund's return for the six-month period was 1.15%.

++The composition of the Fund's holdings is subject to change.

                             [GRAPH APPEARS HERE]

                            Intermediate Bond Fund

-----------------------------------------------------------------------
Value of a $10,000 Investment
-----------------------------------------------------------------------

-----------------------------------------------------------------------

                    Intermediate      Intermediate    Lehman Brothers
                     Bond Fund         Bond Fund     Inter. Govt./Corp.
                     (No-Load)          (Load)*          Bond Index
-----------------------------------------------------------------------
9/28/90                10,000            9,699              10,000
-----------------------------------------------------------------------
8/31/91                11,142           10,807              11,194
-----------------------------------------------------------------------
8/31/92                12,525           12,148              12,663
-----------------------------------------------------------------------
8/31/93                13,657           13,247              13,825
-----------------------------------------------------------------------
8/31/94                13,502           13,096              13,776
-----------------------------------------------------------------------
8/31/95                14,422           13,988              15,079
-----------------------------------------------------------------------
8/31/96                14,914           14,466              15,747
-----------------------------------------------------------------------
2/28/97                15,552           15,085              16,452
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual Total Return
-----------------------------------------------------------------------

                                                     Since Inception
2/28/97         6 mth**       1 Year       5 Year       (9/28/90)
-----------------------------------------------------------------------
No-Load          4.28%         4.56%        5.66%          7.11%
Load*            1.15%         1.40%        5.01%          6.61%
               ---------------------------------------------------

                                                     Since Inception
3/31/97                       1 Year       5 Year       (9/28/90)
-----------------------------------------------------------------------
No-Load                        4.66%        5.63%          6.92%
Load*                          1.57%        5.00%          6.42%
                             -------------------------------------

*   Reflects 3.00% Maximum Sales Charge.

**  Aggregate total return.

Past performance is not predicitive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The performance of the American Performance Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index considered to be representative of the performance of government and corporate bonds with maturities of less then 10 years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.




-------------------------------------------------------------------------------

AMERICAN PERFORMANCE SHORT-TERM INCOME FUND

Over the course of the period, the portfolio's exposure in Treasury securities was lowered by 27%. Holdings in asset-backed securities were increased by 8% and holdings in mortgage-backed securities increased by 6%. As a result, despite a rather unsettled environment, the Fund produced a total return of 3.78% (without the sales charge) for the six months ended February 28, 1997.+

As of the same date, approximately 19.3% of the Fund's assets were invested in asset-backed securities, 10.2% in corporate bonds, 18.8% in mortgage-backed securities, 38.1% in Government agencies, 10.4% in Treasury securities and 3.0% in cash equivalents. The average maturity of the Fund's portfolio was 2.8 years; the average credit quality of the portfolio's holdings was AAA.++

 +With the maximum sales charge of 2.00%, the Fund's return for the six-month period was 1.69%.

++The composition of the Fund's holdings is subject to change.

                             [GRAPH APPEARS HERE]

                            Short-Term Income Fund

-------------------------------------------------------------
Value of a $10,000 Investment
-------------------------------------------------------------

-------------------------------------------------------------

               Short-Term     Short-Term     Merrill Lynch
              Income Fund    Income Fund     U.S. Govt./Corp.
               (No-Load)        (Load)*      1-5 yr. Index
-------------------------------------------------------------
10/19/94         10,000          9,804          10,000
-------------------------------------------------------------
 8/31/95         10,481         10,276          10,879
-------------------------------------------------------------
 8/31/96         10,967         10,752          11,418
-------------------------------------------------------------
 2/28/97         11,382         11,159          11,860
-------------------------------------------------------------

-------------------------------------------------------------
              Average Annual Total Return
-------------------------------------------------------------

                                              Since Inception
2/28/97              6 mth**       1 Year        (10/19/94)
-------------------------------------------------------------
No-Load               3.78%         2.86%           5.62%
Load*                 1.69%         0.78%           4.74%
                    ---------------------------------------

                                              Since Inception
3/31/97                            1 Year        (10/19/94)
-------------------------------------------------------------
No-Load                             4.83%           5.29%
Load*                               2.76%           4.45%
                                  -------------------------

*   Reflects 2.00% Maximum Sales Charge.

**  Aggregate total return.

Past performance is not predicitive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The performance of the American Performance Short-Term Income Fund is measured against the Merrill Lynch U.S. Government/Corporate 1-5 Year Index, an unmanaged index considered to be representative of the performance of investment-grade bonds with maturities of less than five years. The index does not reflect the deduction of expenses associated with a manual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.



-------------------------------------------------------------------------------

AMERICAN PERFORMANCE INTERMEDIATE TAX-FREE BOND FUND/1/

Like all sectors of the fixed-income market, the municipal markets were somewhat anxious as interest rates seesawed up and down throughout the six months ended February 28, 1997. Unlike other sectors of the market, however, continued light supply of new securities made it difficult for investors to chase rates.

As a result, the tax-free markets were somewhat quieter than the taxable markets, and the period was a relatively lackluster one, as prices did not move significantly in either direction. Moreover, lack of supply made it hard to find opportunities to enhance yield without compromising quality. Whenever solid opportunities arose, however, we moved quickly to capitalize on them. As a result, for the six months ended February 28, 1997, the Fund generated a total return of 3.73%.+

At the end of the period, approximately 97% of the Fund's assets were invested in a laddered portfolio of securities issued by municipalities in some 20 states across the country. The average credit quality of these securities was AA; the average maturity was 6.4 years. The remainder of the Fund's assets, approximately 3%, was held in cash.++

/1/Some of the Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

  +With the maximum sales charge of 3.00%, the Fund's return for the six-month period was 0.59%.

 ++The composition of the Fund's holdings is subject to change.


                             [GRAPH APPEARS HERE]

                Intermediate Tax-Free Bond Fund

-------------------------------------------------------------
Value of a $10,000 Investment
-------------------------------------------------------------

-------------------------------------------------------------

              Intermediate    Intermediate
               Tax-Free        Tax-Free     Lehman Brothers
               Bond Fund       Bond Fund      Municipal
               (No-Load)        (Load)*       Bond Index
-------------------------------------------------------------
 5/29/92         10,000          9,699          10,000
-------------------------------------------------------------
 8/31/92         10,314         10,004          10,347
-------------------------------------------------------------
 8/31/93         11,506         11,160          11,636
-------------------------------------------------------------
 8/31/94         11,709         11,357          11,652
-------------------------------------------------------------
 8/31/95         12,601         12,222          12,685
-------------------------------------------------------------
 8/31/96         13,065         12,673          13,480
-------------------------------------------------------------
 2/28/97         13,553         13,145          14,172
-------------------------------------------------------------

-------------------------------------------------------------
                           Average Annual Total Return
-------------------------------------------------------------

                                              Since Inception
2/28/97              6 mth**       1 Year        (5/29/92)
-------------------------------------------------------------
No-Load               3.73%         3.81%           6.60%
Load*                 0.59%         0.74%           5.92%
                    ---------------------------------------

                                              Since Inception
3/31/97                            1 Year        (5/29/92)
-------------------------------------------------------------
No-Load                             4.20%           6.27%
Load*                               1.06%           5.61%
                                  -------------------------

*   Reflects 3.00% Maximum Sales Charge.

**  Aggregate total return.

Past performance is not predicitive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The performance of the American Performance Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index which is considered to be representative of the performance of municipal bond market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.




-------------------------------------------------------------------------------

AMERICAN PERFORMANCE MONEY MARKET FUNDS*

THE U.S. TREASURY FUND
After a summer spent anxiously anticipating rate hikes in response to the economy's surprising strength, investors accepted the fact that the Federal Reserve was unlikely to make any significant move until after the election. Consequently, while rates did move higher throughout the fall, they did so quietly and relatively modestly.

Post election, of course, uncertainty again swept through the marketplace, fueled by expectations that the Federal Reserve would finally act. With the economy on an even keel and inflation at benign levels, however, there is little reason to believe that the Federal Reserve will make a major shift in interest rates. Until there is a significant change in the environment, rates should continue to trade in a relatively narrow range. Nevertheless, we will continue to approach the markets cautiously--investing primarily in overnight securities in an effort to maintain the Fund's flexibility and seeking out opportunities to increase yield.

THE CASH MANAGEMENT FUND
The economy experienced GDP growth in the third and fourth quarter of 2.1% and 3.9%, respectively. This expansionary growth, coupled with lower than expected inflation throughout the year, caused the Federal Reserve to struggle with the concept of a very healthy economy untroubled by accelerating inflation. Given this rather unusual situation, the Federal Reserve opted to sit on the fence until evidence of rising inflationary pressures materialized.

Consequently, throughout the period, the weighted average maturity of the portfolio was maintained at or near a neutral posture in an effort to maximize flexibility. Consequently, the portfolio is well-positioned to capitalize on any possible action the Federal Reserve might take in the spring or early summer.

--------
* Investments in money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable NAV of $1.00 per share.

Certain fees of the Funds are currently being waived, resulting in higher returns than would occur if full fees were charged. The American Performance Funds are distributed by BISYS Fund Services.


SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY OR ENDORSED BY, BANK OF OKLAHOMA, N.A., ITS AFFILIATES OR THE DISTRIBUTOR, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

For more complete information on any of the Funds, including fees, expenses and sales charges, please call 1-800-762-7085 for a prospectus. Please read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                    Page 17

                            Statements of Operations
                                    Page 20

                      Statements of Changes in Net Assets
                                    Page 23

                       Schedules of Portfolio Investments
                                    Page 28

                         Notes to Financial Statements
                                    Page 50

                              Financial Highlights
                                    Page 55

--------------------------------------------------------------------------------

AMERICAN PERFORMANCE FUNDS

                     Statements of Assets and Liabilities
                               February 28, 1997
                                  (Unaudited)

                                                                       Cash             U.S.
                                                                    Management        Treasury         Bond
                                                                       Fund             Fund           Fund
                                                                  -------------    -------------   -----------
ASSETS:
  Investments, at value (Cost $372,950,869; $75,493,314; and
    $31,269,512, respectively) ................................    $372,950,869    $ 75,493,314    $31,283,754
  Repurchase agreements, at cost ..............................              --     163,335,952             --
                                                                   ------------    ------------    -----------
        Total Investments .....................................     372,950,869     238,829,266     31,283,754
  Interest and dividends receivable ...........................       1,594,560          24,184        434,645
  Prepaid expenses and other assets ...........................          30,141          19,417          1,207
                                                                   ------------    ------------    -----------
        Total Assets ..........................................     374,575,570     238,872,867     31,719,606
                                                                   ------------    ------------    -----------
LIABILITIES:
  Dividends payable ...........................................       1,322,212         832,302        159,811
  Payable to brokers for investments purchased ................       9,998,035              --             --
  Accrued expenses and other payables:
    Investment advisory fees ..................................         108,439          73,389          8,558
    Administration fees .......................................          54,220          36,694          4,890
    12b-1 fees ................................................              --              --          6,113
    Accounting and custodian fees .............................          14,661          10,400          1,918
    Other .....................................................          79,295          43,401         12,430
                                                                   ------------    ------------    -----------
        Total Liabilities .....................................      11,576,862         996,186        193,720
                                                                   ------------    ------------    -----------
NET ASSETS:
  Capital .....................................................     362,998,362     237,876,551     32,294,185
  Undistributed net investment income .........................              --              --          7,424
  Net unrealized appreciation from investments ................              --              --         14,242
  Accumulated undistributed net realized gains (losses) from
    investment transactions ...................................             346             130       (789,965)
                                                                   ============    ============    ===========
        Net Assets ............................................    $362,998,708    $237,876,681    $31,525,886
                                                                   ============    ============    ===========
  Outstanding units of beneficial interest (shares) ...........     362,998,362     237,876,655      3,446,375
                                                                   ============    ============    ===========
  Net asset value--redemption price per share .................    $       1.00    $       1.00    $      9.15
                                                                   ============    ============    ===========
  Maximum Sales Charge ........................................              --              --           4.00%
                                                                   ============    ============    ===========
  Maximum Offering Price (100%/ (100%-Maximum Sales Charge) of
    net asset value adjusted to nearest cent) per share .......    $       1.00(a) $       1.00(a) $      9.53
                                                                   ============    ============    ===========

-----------------
(a) Offering price and redemption price are the same for the Cash Management Fund and the U.S. Treasury Fund.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS


                      Statements of Assets and Liabilities
                                February 28, 1997
                                   (Unaudited)




                                                                      Intermediate                  Aggressive
                                                                         Bond           Equity       Growth
                                                                         Fund            Fund         Fund
                                                                      -----------    ------------   ----------
ASSETS:
  Investments, at value (Cost $58,533,955; $80,674,419; and
    $32,747,510, respectively) ....................................   $58,316,249    $110,943,339  $39,372,200
  Interest and dividends receivable ...............................       527,962         209,810       17,189
  Receivable from brokers for investments sold ....................            --              --    1,768,258
  Prepaid expenses and other assets ...............................         2,149           1,785          158
                                                                      -----------    ------------  -----------
        Total Assets ..............................................    58,846,360     111,154,934   41,157,805
                                                                      -----------    ------------  -----------
LIABILITIES:
  Cash overdraft ..................................................        39,010              --           --
  Dividends payable ...............................................       282,503         128,720           --
  Payable to brokers for investments purchased ....................            --              --    1,139,780
  Accrued expenses and other payables:
    Investment advisory fees ......................................        15,933          42,443       15,883
    Administration fees ...........................................         9,104          16,977        6,353
    12b-1 fees ....................................................        11,380          21,221        7,941
    Accounting and custodian fees .................................         2,747           5,123        2,014
    Other .........................................................        27,504          26,085       19,776
                                                                      -----------    ------------  -----------
        Total Liabilities .........................................       388,181         240,569    1,191,747
                                                                      -----------    ------------  -----------
NET ASSETS:
  Capital .........................................................    59,423,019      76,989,274   30,394,141
  Undistributed net investment income (loss) ......................         6,635          (2,429)    (437,691)
  Net unrealized appreciation (depreciation) from investments .....      (217,706)     30,268,920    6,624,690
  Accumulated undistributed net realized gains (losses) from
    investment transactions .......................................      (753,769)      3,658,600    3,384,918
                                                                      ===========    ============  ===========
        Net Assets ................................................   $58,458,179    $110,914,365  $39,966,058
                                                                      ===========    ============  ===========
  Outstanding units of beneficial interest (shares) ...............     5,763,578       7,230,219    2,519,316
                                                                      ===========    ============  ===========
  Net asset value--redemption price per share .....................    $    10.14    $      15.34  $     15.86
                                                                      ===========    ============  ===========
  Maximum Sales Charge ............................................          3.00%           4.00%        4.00%
                                                                      ===========    ============  ===========
  Maximum Offering Price (100%/ (100%-Maximum Sales Charge) of net
    asset value adjusted to nearest cent) per share ...............   $     10.45    $      15.98  $     16.52
                                                                      ===========    ============  ===========



                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS


                      Statements of Assets and Liabilities
                                February 28, 1997
                                   (Unaudited)



                                                                 Intermediate
                                                                  Tax-Free        Short-Term
                                                                    Bond            Income          Balanced
                                                                    Fund             Fund             Fund
                                                                 ----------       ----------       -----------
ASSETS:
  Investments, at value (Cost $24,862,835; $14,249,475; and
    $22,134,316, respectively) ..............................   $25,681,588      $14,194,862       $25,013,285
  Interest and dividends receivable .........................       335,624          119,937           112,380
  Receivable from brokers for investments sold ..............            --               --           120,938
  Receivable for portfolio shares issued ....................           699               --                --
  Unamortized organization costs ............................            --               --             2,939
  Prepaid expenses and other assets .........................            --            1,024               985
                                                                -----------      -----------       -----------
        Total Assets ........................................    26,017,911       14,315,823        25,250,527
                                                                -----------      -----------       -----------
LIABILITIES:
  Dividends payable .........................................        91,457           70,492           129,499
  Payable to brokers for investments purchased ..............            --               --            50,647
  Accrued expenses and other payables:
    Investment advisory fees ................................         7,034               --                --
    Administration fees .....................................         4,020            2,177             3,883
    Accounting and custodian fees ...........................         2,255               --               111
    Other ...................................................        15,463           10,285             6,444
                                                                -----------      -----------       -----------
        Total Liabilities ...................................       120,229           82,954           190,584
                                                                -----------      -----------       -----------
NET ASSETS:
  Capital ...................................................    24,963,764       14,331,774        21,563,650
  Undistributed (distributions in excess of) net investment          12,585          (12,226)            4,526
    income  .................................................
  Net unrealized appreciation (depreciation) from                   818,753          (54,613)        2,878,969
    investments .............................................
  Accumulated undistributed net realized gains (losses) from
    investment transactions .................................       102,580          (32,066)          612,798
                                                                ===========      ===========       ===========
        Net Assets ..........................................   $25,897,682      $14,232,869       $25,059,943
                                                                ===========      ===========       ============
  Outstanding units of beneficial interest (shares) .........     2,415,127        1,445,192         2,058,646
                                                                ===========      ===========       ===========
  Net asset value--redemption price per share ................   $    10.72      $      9.85       $     12.17
                                                                ===========      ===========       ===========
  Maximum Sales Charge ......................................          3.00%            2.00%             4.00%
                                                                ===========      ===========       ===========
  Maximum Offering Price (100%/ (100%-Maximum Sales Charge)
    of net asset value adjusted to nearest cent) per share      $     11.05      $     10.05       $     12.68
                                                                ===========      ===========       ===========



                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS


                            Statements of Operations
                   For the six months ended February 28, 1997
                                   (Unaudited)




                                                                      Cash             U.S.
                                                                   Management        Treasury          Bond
                                                                      Fund             Fund            Fund
                                                                   -----------      ----------      ---------
Investment Income:
  Interest income .............................................    $10,512,215      $5,902,029      $1,153,760
  Dividend income .............................................             --              --          14,254
                                                                   -----------      ----------      ----------
        Total Income ..........................................     10,512,215       5,902,029       1,168,014
                                                                   -----------      ----------      ----------
Expenses:
  Investment advisory fees ....................................        749,340         445,279          89,334
  Administration fees .........................................        374,670         222,639          32,489
  12b-1 fees ..................................................        468,173         278,360          40,611
  Custodian and accounting fees ...............................         98,480          63,090          12,462
  Legal and audit fees ........................................         32,218          20,453           3,801
  Trustees' fees and expenses .................................          5,611           2,896             362
  Transfer agent fees .........................................         42,173          24,436           5,240
  Registration and filing fees ................................         35,114           5,611             362
  Printing costs ..............................................         12,852          26,607           2,173
  Other .......................................................          7,559           3,967             513
                                                                   -----------      ----------      ----------
        Total Expenses ........................................      1,826,190       1,093,338         187,347

  Expenses voluntarily reduced ................................       (468,173)       (278,360)        (32,480)
                                                                   -----------      ----------      ----------
        Net Expenses ..........................................      1,358,017         814,978         154,867
                                                                   -----------      ----------      ----------
  Net Investment Income .......................................      9,154,198       5,087,051       1,013,147
                                                                   -----------      ----------      ----------
Realized/Unrealized Gains (Losses) on Investments:
  Net realized gains (losses) on investment transactions ......     (3,384,126)             --          41,152
  Change in unrealized appreciation/depreciation on
    investments ...............................................             --              --         552,266
                                                                   -----------      ----------      ----------
  Net realized/unrealized gains (losses) on investment
    transactions ..............................................     (3,384,126)             --         593,418
                                                                   -----------      ----------      ----------
  Change in net assets resulting from operations ..............    $ 5,770,072      $5,087,051      $1,606,565
                                                                   ===========      ==========      ==========


                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                            Statements of Operations
                   For the six months ended February 28, 1997
                                   (Unaudited)


                                                               Intermediate                       Aggressive
                                                                   Bond            Equity           Growth
                                                                   Fund             Fund             Fund
                                                                ------------     -----------      -----------
Investment Income:
  Interest income .........................................     $2,046,662       $        --      $    19,309
  Dividend income .........................................         20,774         1,031,199           95,328
                                                                ----------       -----------      -----------
        Total Income ......................................      2,067,436         1,031,199          114,637
                                                                ----------       -----------      -----------
Expenses:
  Investment advisory fees ................................        167,027           340,369          150,953
  Administration fees .....................................         60,749            98,610           43,761
  12b-1 Fees ..............................................         75,937           123,263           54,702
  Custodian and accounting fees ...........................         21,664            31,574           14,033
  Legal and audit fees ....................................          4,163             7,421            3,801
  Trustees' fees and expenses .............................            724             1,086              543
  Transfer agent fees .....................................         10,781            13,119           10,892
  Registration and filing fees ............................            362               543            1,086
  Printing costs ..........................................          4,163             3,620            1,811
  Other ...................................................            995             1,539              530
                                                                ----------       -----------      -----------
        Total Expenses ....................................        346,565           621,144          282,112
  Expenses voluntarily reduced ............................        (60,716)          (93,844)         (41,549)
                                                                ----------       -----------      -----------
        Net Expenses ......................................        285,849           527,300          240,563
                                                                ----------       -----------      -----------
  Net Investment Income (Loss) ............................      1,781,587           503,899         (125,926)
                                                                ----------       -----------      -----------
Realized/Unrealized Gains (Losses) on Investments:
  Net realized gains on investment transactions ...........         82,009         6,228,417        4,600,902
  Change in unrealized appreciation/depreciation on
    investments ...........................................        814,926        13,866,301       (5,454,993)
                                                                ----------       -----------      -----------
  Net realized/unrealized gains (losses) on investments ...        896,935        20,094,718         (854,091)
                                                                ----------       -----------      -----------
  Change in net assets resulting from operations ..........     $2,678,522       $20,598,617      $  (980,017)
                                                                ==========       ===========      ===========


                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                           Statements of Operations
                  For the six months ended February 28, 1997
                                  (Unaudited)

                                                                       Intermediate
                                                                         Tax-Free       Short-Term
                                                                           Bond           Income        Balanced
                                                                           Fund            Fund           Fund
                                                                       ------------    -----------     -----------
Investment Income:
  Interest income ..................................................   $  740,420       $451,535       $  298,162
  Dividend income ..................................................       11,254         13,416          172,950
                                                                       ----------       --------       ----------
        Total Income ...............................................      751,674        464,951          471,112
                                                                       ----------       --------       ----------
Expenses:
  Investment advisory fees .........................................       77,749         40,027           90,803
  Administration fees ..............................................       28,287         14,557           24,521
  12b-1 Fees .......................................................       35,307         18,194           30,677
  Custodian and accounting fees ....................................       13,373          5,454            9,893
  Legal and audit fees .............................................        2,896          1,629            1,991
  Organization costs ...............................................           --          2,496            5,973
  Trustees' fees and expenses ......................................          362            181              362
  Transfer agent fees ..............................................        8,983          1,456            2,995
  Registration and filing fees .....................................          544            905            1,268
  Printing costs ...................................................        2,173            724            1,086
  Other ............................................................          543            181              362
                                                                       ----------       --------       ----------
        Total Expenses .............................................      170,217         85,804          169,931
  Expenses voluntarily reduced .....................................      (63,553)       (60,405)        (125,161)
                                                                       ----------       --------       ----------
        Net Expenses ...............................................      106,664         25,399           44,770
                                                                       ----------       --------       ----------
  Net Investment Income ............................................      645,010        439,552          426,342
                                                                       ----------       --------       ----------
Realized/Unrealized Gains (Losses) on Investments:
  Net realized gains (losses) on investment transactions ...........      152,576        (16,747)         913,359
  Change in unrealized appreciation/depreciation on investments.....      296,081        116,451        1,636,270
                                                                       ----------       --------       ----------
  Net realized/unrealized gains on investments .....................      448,657         99,704        2,549,629
                                                                       ----------       --------       ----------
  Change in net assets resulting from operations ...................   $1,093,667       $539,256       $2,975,971
                                                                       ==========       ========       ==========

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                        Cash Management Fund             U.S. Treasury Fund
                                                   -----------------------------   ------------------------------
                                                    Six months         Year           Six months        Year
                                                      ended            ended            ended           ended
                                                   February 28,      August 31,      February 28,     August 31,
                                                       1997             1996            1997             1996
                                                   -------------   -------------   -------------    -------------
                                                    (Unaudited)                     (Unaudited)
From Investment Activities:
Operations:
   Net investment income .......................   $   9,154,198   $  16,629,964   $   5,087,051    $   9,496,787
   Net realized gains (losses) on investment
    transactions ...............................      (3,384,126)          4,936              --            2,588
                                                   -------------   -------------   -------------    -------------
 Change in net assets resulting from
  operations ...................................       5,770,072      16,634,900       5,087,051        9,499,375
                                                   -------------   -------------   -------------    -------------
Distributions to Shareholders:
   From net investment income ..................      (9,154,198)    (16,629,964)     (5,087,051)      (9,496,787)
   From net realized gains .....................         (10,334)         (4,771)             --           (2,588)
   In excess of net realized gains .............              --              --              --             (130)
                                                   -------------   -------------   -------------    -------------
 Change in net assets from shareholder
  distributions ................................      (9,164,532)    (16,634,735)     (5,087,051)      (9,499,505)
                                                   -------------   -------------   -------------    -------------
Capital Transactions:
   Proceeds from shares issued .................     410,674,162     943,474,078     339,200,767      439,883,580
   Dividends reinvested ........................          18,670          47,735          10,523           26,913
   Cost of shares redeemed .....................    (423,491,682)   (762,531,473)   (318,741,022)    (409,510,632)
                                                   -------------   -------------   -------------    -------------
 Change in net assets from share transactions ..     (12,798,850)    180,990,340      20,470,268       30,399,861
                                                   -------------   -------------   -------------    -------------
   Capital contribution ........................       3,394,524              --              --               --
                                                   -------------   -------------   -------------    -------------
 Change in net assets ..........................     (12,798,786)    180,990,505      20,470,268       30,399,731

Net Assets:
   Beginning of period .........................     375,797,494     194,806,989     217,406,413      187,006,682
                                                   -------------   -------------   -------------    -------------
   End of period ...............................   $ 362,998,708   $ 375,797,494   $ 237,876,681    $ 217,406,413
                                                   =============   =============   =============    =============
Share Transactions:
   Issued ......................................     410,674,162     943,474,078     339,200,767      439,883,580
   Reinvested ..................................          18,670          47,735          10,523           26,913
   Redeemed ....................................    (423,491,682)   (762,531,473)   (318,741,022)    (409,510,632)
                                                   -------------   -------------   -------------    -------------
 Change in shares ..............................     (12,798,850)    180,990,340      20,470,268       30,399,861
                                                   =============   =============   =============    =============

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                                    Bond Fund              Intermediate Bond Fund
                                                           ---------------------------   ---------------------------
                                                            Six months        Year        Six months       Year
                                                              ended           ended         ended          ended
                                                           February 28,     August 31,   February 28,    August 31,
                                                               1997            1996          1997           1996
                                                           ------------   ------------   ------------   ------------
                                                           (Unaudited)                   (Unaudited)
From Investment Activities:
Operations:
    Net investment income ..............................   $ 1,013,147    $  2,249,542   $ 1,781,587    $  3,801,019
    Net realized gains (losses) on investment
      transactions .....................................        41,152        (138,651)       82,009           2,959
    Net change in unrealized appreciation/depreciation
      on investments ...................................       552,266      (1,023,947)      814,926      (1,503,165)
                                                           -----------    ------------   -----------    ------------
  Change in net assets resulting from operations .......     1,606,565       1,086,944     2,678,522       2,300,813
                                                           -----------    ------------   -----------    ------------
Distributions to Shareholders:
    From net investment income .........................    (1,013,147)     (2,241,663)   (1,781,587)     (3,801,019)
    Return of capital ..................................            --          (7,879)           --              --
                                                           -----------    ------------   -----------    ------------
  Change in net assets from shareholder distributions ..    (1,013,147)     (2,249,542)   (1,781,587)     (3,801,019)
                                                           -----------    ------------   -----------    ------------
Capital Transactions:
    Proceeds from shares issued ........................     2,188,935       8,439,328     3,126,659      11,734,840
    Dividends reinvested ...............................       709,848       1,656,562       827,736       1,824,959
    Cost of shares redeemed ............................    (4,773,004)    (13,419,791)   (9,480,957)    (23,366,575)
                                                           -----------    ------------   -----------    ------------
  Change in net assets from share transactions .........    (1,874,221)     (3,323,901)   (5,526,562)     (9,806,776)
                                                           -----------    ------------   -----------    ------------
  Change in net assets .................................    (1,280,803)     (4,486,499)   (4,629,627)    (11,306,982)

Net Assets:
    Beginning of period ................................    32,806,689      37,293,188    63,087,806      74,394,788
                                                           -----------    ------------   -----------    ------------
    End of period ......................................   $31,525,886    $ 32,806,689   $58,458,179    $ 63,087,806
                                                           ===========    ============   ===========    ============
Share Transactions:
    Issued .............................................       238,378         910,369       307,559       1,150,312
    Reinvested .........................................        77,364         177,989        81,501         178,100
    Redeemed ...........................................      (518,149)     (1,454,954)     (930,859)     (2,275,525)
                                                           -----------    ------------   -----------    ------------
  Change in shares .....................................      (202,407)       (366,596)     (541,799)       (947,113)
                                                           ===========    ============   ===========    ============


                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                       Statements of Changes in Net Assets

                                                               Equity Fund            Aggressive Growth Fund
                                                       ---------------------------  --------------------------
                                                        Six months        Year       Six months       Year
                                                           ended          ended         ended         ended
                                                       February 28,    August 31,   February 28,   August 31,
                                                           1997           1996          1997          1996
                                                       ------------   ------------  ------------  ------------
                                                        (Unaudited)                  (Unaudited)
From Investment Activities:
Operations:
   Net investment income (loss) .....................   $    503,899  $  1,099,190   $  (125,926)  $  (140,144)
   Net realized gains on investment transactions ....      6,228,417     7,922,697     4,600,902       902,632
   Net change in unrealized
     appreciation/depreciation on investments .......     13,866,301     4,300,120    (5,454,993)     (341,433)
                                                        ------------  ------------   -----------   -----------
  Change in net assets resulting from operations ....     20,598,617    13,322,007      (980,017)      421,055
                                                        ------------  ------------   -----------   -----------
Distributions to Shareholders:
   From net investment income .......................       (502,393)   (1,099,190)           --            --
   In excess of net investment income ...............             --       (13,132)           --            --
   From net realized gains ..........................     (8,951,022)   (3,660,781)           --      (660,090)
                                                        ------------  ------------   -----------   -----------
  Change in net assets from shareholder                   (9,453,415)   (4,773,103)           --      (660,090)
    distributions ...................................
                                                        ------------  ------------   -----------   -----------
Capital Transactions:
   Proceeds from shares issued ......................     13,776,683    14,184,214     4,954,861    14,359,199
   Dividends reinvested .............................      9,222,559     4,255,911            --       656,962
   Cost of shares redeemed ..........................     (9,582,137)  (17,034,652)   (7,286,477)   (9,507,747)
                                                        ------------  ------------   -----------   -----------
  Change in net assets from share transactions ......     13,417,105    (1,405,473)   (2,331,616)    5,508,414
                                                        ------------  ------------   -----------   -----------
  Change in net assets ..............................     24,562,307     9,954,377    (3,311,633)    5,269,379
Net Assets:
   Beginning of period ..............................     86,352,058    76,397,681    43,277,691    38,008,312
                                                        ------------  ------------   -----------   -----------
   End of period ....................................   $110,914,365  $ 86,352,058   $39,966,058   $43,277,691
                                                        ============  ============   ===========   ===========
Share Transactions:
   Issued ...........................................        929,315     1,049,725       293,201       858,255
   Reinvested .......................................        654,767       330,316            --        43,278
   Redeemed .........................................       (643,527)   (1,288,822)     (429,872)     (575,883)
                                                        ------------  ------------   -----------   -----------
  Change in shares ..................................        940,555        91,219      (136,671)      325,650
                                                        ============  ============   ===========   ===========


                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                       Statements of Changes in Net Assets

                                                            Intermediate Tax-Free
                                                                  Bond Fund            Short-Term Income Fund
                                                         --------------------------  --------------------------
                                                          Six months       Year       Six months       Year
                                                             ended         ended         ended         ended
                                                         February 28,   August 31,   February 28,   August 31,
                                                             1997          1996          1997          1996
                                                         ------------  ------------  ------------  ------------
                                                          (Unaudited)                 (Unaudited)
From Investment Activities:
Operations:
   Net investment income ...............................  $   645,010   $ 1,324,186   $   439,552   $   706,318
   Net realized gains (losses) on investment                  152,576       126,926       (16,747)       17,326
     transactions ......................................
   Net change in unrealized appreciation/depreciation
     on investments ....................................      296,081      (356,637)      116,451      (219,607)
                                                          -----------   -----------   -----------   -----------
  Change in net assets resulting from operations .......    1,093,667     1,094,475       539,256       504,037
                                                          -----------   -----------   -----------   -----------
Distributions to Shareholders:
   From net investment income ..........................     (645,010)   (1,324,186)     (453,863)     (706,318)
   From net realized gains .............................           --            --        (1,214)      (17,326)
   In excess of net realized gains .....................           --            --            --        (6,388)
                                                          -----------   -----------   -----------   -----------
  Change in net assets from shareholder distributions ..     (645,010)   (1,324,186)     (455,077)     (730,032)
                                                          -----------   -----------   -----------   -----------
Capital Transactions:
   Proceeds from shares issued .........................    1,417,908    10,599,186     1,863,939     6,885,605
   Dividends reinvested ................................      136,293       263,588       242,545       309,680
   Cost of shares redeemed .............................   (7,141,619)   (7,710,967)   (2,357,177)   (2,798,266)
                                                          -----------   -----------   -----------   -----------
  Change in net assets from share transactions .........   (5,587,418)    3,151,807      (250,693)    4,397,019
                                                          -----------   -----------   -----------   -----------
  Change in net assets .................................   (5,138,761)    2,922,096      (166,514)    4,171,024

Net Assets:
   Beginning of period .................................   31,036,443    28,114,347    14,399,383    10,228,359
                                                          -----------   -----------   -----------   -----------
   End of period .......................................  $25,897,682   $31,036,443   $14,232,869   $14,399,383
                                                          ===========   ===========   ===========   ===========
Share Transactions:
   Issued ..............................................      132,632       993,632       188,858       693,519
   Reinvested ..........................................       12,772        24,687        24,567        31,150
   Redeemed ............................................     (665,423)     (719,169)     (238,361)     (282,145)
                                                          -----------   ------------  ------------  -----------
  Change in shares .....................................     (520,019)      299,150       (24,936)      442,524
                                                          ===========   ============  ============  ===========


                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS


                 Statements of Changes in Net Assets

                                                                                                Balanced Fund
                                                                                        -----------------------------
                                                                                         Six months       Year
                                                                                           ended          ended
                                                                                        February 28,   August 31,
                                                                                            1997          1996
                                                                                        ------------  ------------
                                                                                        (Unaudited)
From Investment Activities:
Operations:
     Net investment income .........................................................   $   426,342    $   660,017
     Net realized gains on investment transactions .................................       913,359        675,617
     Net change in unrealized appreciation/depreciation on investments .............     1,636,270        535,215
                                                                                       -----------    -----------
   Change in net assets resulting from operations ..................................     2,975,971      1,870,849
                                                                                       -----------    -----------
Distributions to Shareholders:
     From net investment income ....................................................      (424,178)      (658,319)
     From net realized gains .......................................................       752,189)      (216,777)
                                                                                       -----------    -----------
   Change in net assets from shareholder distributions .............................    (1,176,367)      (875,096)
                                                                                       -----------    -----------
Capital Transactions:
     Proceeds from shares issued ...................................................     2,845,644      9,567,734
     Dividends reinvested ..........................................................     1,235,963        777,333
     Cost of shares redeemed .......................................................    (3,413,697)    (1,590,246)
                                                                                       -----------    -----------
   Change in net assets from share transactions ....................................       667,910      8,754,821
                                                                                       -----------    -----------

   Change in net assets ............................................................     2,467,514      9,750,574
Net Assets:
     Beginning of period ...........................................................    22,592,429     12,841,855
                                                                                       -----------    -----------
     End of period .................................................................   $25,059,943    $22,592,429
                                                                                       ===========    ===========
Share Transactions:
     Issued ........................................................................       239,213        863,012
     Reinvested ....................................................................       104,781         69,985
     Redeemed ......................................................................      (288,005)      (139,704)
                                                                                       -----------    -----------
   Change in shares ................................................................        55,989        793,293
                                                                                       ===========    ===========

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Cash Management Fund

                        Schedule of Portfolio Investments
                                February 28, 1997
                                   (Unaudited)

 Principal                Security                 Amortized
   Amount                Description                 Cost
------------   -------------------------------   -------------
Bankers' Acceptances (8.9%):
$  9,000,000   Bank of New York, 5.31%,
                4/8/97........................   $   8,949,935
   8,000,000   Bank of Tokyo-Mitsubishi, Los
                Angeles, 5.47%, 4/2/97........       7,961,600
   5,600,000   Sanwa Bank, New York, 5.49%,
                3/24/97.......................       5,580,573
  10,000,000   Sanwa Bank, New York, 5.47%,
                5/6/97........................       9,901,000
                                                 -------------
   Total Bankers' Acceptances                       32,393,108
                                                 -------------
Certificates of Deposits (21.5%):
Yankee Certificates of Deposit (21.5%):
   7,000,000   Banca CRT, 5.55%*, 3/10/97.....       7,000,000
  12,000,000   Banca CRT, 5.56%*, 4/18/97.....      12,000,000
  19,000,000   Dai-ichi Kangyo Bank, 5.48%*,
                5/12/97.......................      19,000,000
  20,000,000   Industrial Bank of Japan,
                5.57%*, 5/7/97................      20,000,000
  10,000,000   Norinchukin Bank, 5.56%,
                5/21/97.......................      10,000,000
  10,000,000   Postipankki, Ltd., 5.46%*,
                3/6/97........................      10,000,000
                                                 -------------
   Total Certificates of Deposits                   78,000,000
                                                 -------------
Commercial Paper (10.6%):
Business Credit (2.5%):
   9,000,000   Heller Financial, Inc., 5.50%,
                5/21/97.......................       8,890,245
                                                 -------------
Finance Lessors (2.7%):
  10,000,000   GE Capital, 5.39%, 7/3/97......       9,818,133
                                                 -------------
Financial Services (2.7%):
  10,000,000   Ford Motor Credit, 5.40%,             9,817,789
                7/3/97........................
                                                 -------------
Personal Credit (2.7%):
  10,000,000   American Express Credit Corp.,
                5.35%, 6/30/97................       9,823,542
                                                 -------------
   Total Commercial Paper                           38,349,709
                                                 -------------
Medium Term Notes (23.1%):
Banking (5.5%):
  10,000,000   Banponce Corp., 5.67%*, 3/19/97      10,000,000
  10,000,000   Fleet Financial, 5.60%*,
                2/13/98.......................      10,012,319
                                                 -------------
                                                    20,012,319
                                                 -------------
Brokerage Services (2.7%):
$ 10,000,000   Merrill Lynch & Co., Inc.,
                5.47%*, 3/3/97................   $   9,998,035
                                                 -------------
Business Credit (5.0%):
   8,000,000   Heller Financial, Inc.,
                5.63%*, 3/24/97...............       8,000,000
  10,000,000   Sanwa Business Credit Corp.,
                5.46%*, 5/27/97...............      10,000,000
                                                 -------------
                                                    18,000,000
                                                 -------------
Financial Services (4.4%):
  16,000,000   General Motors Acceptance
                Corp., 5.47%*, 5/23/97........      16,000,000
                                                 -------------
Retail Stores (5.5%):
  20,000,000   Sears Roebuck Acceptance
                Corp., 5.55%*, 3/26/97........      20,000,000
                                                 -------------
   Total Medium Term Notes                          84,010,354
                                                 -------------
Time Deposits (14.6%):
Banking (14.6%):
  10,000,000   Bank Brussells Lambert, 5.50%,
                3/3/97........................      10,000,000
  10,000,000   Banque Paribas, 5.38%, 3/3/97..      10,000,000
  10,000,000   Skandinaviska Enskilda Banken,
                5.38%, 3/3/97.................      10,000,000
  10,000,000   Sumitomo Bank, 5.44%, 3/3/97...      10,000,000
   3,197,698   Svenska Handelsbanken, 5.38%,
                3/3/97........................       3,197,698
  10,000,000   Swedbank, 5.44%, 3/3/97........      10,000,000
                                                 -------------
   Total Time Deposits                              53,197,698
                                                 -------------
Variable Rate Notes (24.0%):
Banking (2.8%):
  10,000,000   Bankers' Trust New York,
                5.52%*, 5/2/97................      10,000,000
                                                 -------------
Brokerage Services (11.6%):
  10,000,000   Bear Stearns, 5.46%*, 5/13/97..      10,000,000
  17,000,000   Goldman Sachs Group LP,
                5.53%*, 4/4/97................      17,000,000
   9,000,000   Lehman Brothers Holdings,
                Inc., 5.59%*, 5/30/97.........       9,000,000

                                   Continued

AMERICAN PERFORMANCE FUNDS
Cash Management Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

 Principal                Security                 Amortized
   Amount                Description                 Cost
------------   -------------------------------    ------------
Variable Rate Notes, continued:
Brokerage Services, continued:
$  6,000,000   Lehman Brothers Holdings,
                Inc., 5.59%*, 12/5/97.........    $  6,000,000
                                                  ------------
                                                    42,000,000
                                                  ------------
Life Insurance (9.6%):
  15,000,000   General American, 5.65%*,
                3/21/97.......................      15,000,000
Variable Rate Notes, continued:
Life Insurance, continued:
$ 20,000,000   Jackson National Life
                Insurance Co., 5.52%*,            $ 20,000,000
                5/29/97.....................
                                                  ------------
                                                    35,000,000
                                                  ------------
   Total Variable Rate Notes                        87,000,000
                                                  ------------
   Total (Cost--$372,950,869)(a)                  $372,950,869
                                                  ============

--------------
Percentages indicated are based on net assets of $362,998,708.
(a)  Cost for federal income tax and financial reporting purposes are the same.
* Variable rate investments. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at February 28, 1997. The date presented reflects the next rate change date.





                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
U.S. Treasury Fund

                        Schedule of Portfolio Investments
                                February 28, 1997
                                   (Unaudited)

 Principal                Security                 Amortized
   Amount                Description                 Cost
------------   -------------------------------    ------------
U.S. Treasury Bills (31.7%):
$ 76,000,000   5.42%*, 4/17/97................    $ 75,493,314
                                                  ------------
   Total U.S. Treasury Bills                        75,493,314
                                                  ------------
   Total Investments, at value                      75,493,314
                                                  ------------
Repurchase Agreements (68.7%):
  11,000,000   Bear Stearns, 5.35%, 3/3/97
                (Collateralized by
                $7,730,000 U.S. Treasury
                Notes, 11.25%, 2/15/15,
                market value $11,239,730).....      11,000,000
  11,000,000   C.S. First Boston, 5.30%,
                3/3/97
                (Collateralized by
                $11,056,000 U.S. Treasury
                Notes, 6.25%, 6/30/98,
                market value $11,225,629).....      11,000,000
  11,000,000   Dean Witter, 5.30%, 3/3/97
                (Collateralized by
                $11,196,000 U.S. Treasury
                Notes, 6.13%, 8/31/98,
                market value $11,222,241).....      11,000,000
  10,335,952   Merrill Lynch & Co., Inc.,
                5.25%, 3/3/97
                (Collateralized by
                $10,285,000 U.S. Treasury
                Notes, 8.13%, 2/15/98,
                market value $10,536,780).....    $ 10,335,952
  11,000,000   Morgan Stanley, 5.30%, 3/3/97
                (Collateralized by
                $7,950,000 U.S. Treasury
                Notes, 12.00%, 8/15/13,
                market value $11,241,275).....      11,000,000
  53,000,000   Nomura Securities, 5.34%,
                3/3/97 (Collateralized by
                $47,060,000 U.S. Treasury
                Notes, 8.00%-8.50%,
                2/15/20-11/15/21, market
                value $54,102,800)............      53,000,000
  56,000,000   Sanwa, 5.35%, 3/3/97
                (Collateralized by
                $44,868,000 U.S. Treasury
                Notes, 13.38%, 8/15/01,
                market value $57,183,848).....      56,000,000
                                                  ------------
   Total Repurchase Agreements                     163,335,952
                                                  ------------
   Total (Cost--$238,829,266)(a)                  $238,829,266
                                                  ============

------------
Percentages indicated are based on net assets of $237,876,681.
(a)  Cost for federal income tax and financial reporting purposes are the same.
*    Effective yield at date of purchase.



                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 1997
                                  (Unaudited)

  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
------------ -----------------------------------   ------------
Asset Backed Securities (4.8%):
$ 1,000,000  Crown Home Equity Loan Trust,
                Series 1996-1, Class A3,
                6.81%, 6/25/11.................    $   979,180
     78,563  Equicon Home Equity Loan Trust,
                Series 1995-2, Class A1,
                6.45%, 7/18/10.................         78,597
    500,000  First Plus Home Loan Trust,
                Series 1996-4, Class CTFS,
                7.60%, 4/10/22.................        473,850
                                                   ------------
   Total Asset Backed Securities                     1,531,627
                                                   ------------
Collateralized Mortgage Obligations (20.4%):
  2,000,000  Federal National Mortgage Assoc.,
                Series 1993-121, Class PE,
                6.00%, 10/25/16................      1,978,600
  1,200,000  General Electric Capital Mortgage
                Services, Inc., Series
                1996-HE2, Class A-3, 7.30%,          1,211,532
                3/25/12........................
  1,237,845  Merrill Lynch Trust, Series 45,
                Class F, 9.10%, 9/20/14........      1,287,396
  1,500,000  Prudential Home Mortgage
                Securities, Series 1994-21,
                Class A8, 7.80%, 6/25/24.......      1,446,435
    500,000  Residential Funding Mortgage
                Securities, Series 1993-S28,
                Class A6, 7.00%, 8/25/23.......        480,845
                                                   ------------
   Total Collateralized Mortgage Obligations         6,404,808
                                                   ------------
Corporate Bonds (41.1%):
Automotive (1.6%):
    500,000  General Motors Corp., 7.70%,
                4/15/16 .......................        506,875
                                                   ------------
Banking (4.8%):
  1,500,000  BankAmerica Corp., 7.12%,
    5/12/05....................................      1,500,000
                                                   ------------
Brokerage Services (5.8%):
  1,000,000  Merrill Lynch & Co., Inc., 8.00%,
                2/1/02.........................      1,050,000
    800,000  Smith Barney Holdings, Inc.,
                6.88%, 6/15/05   ..............        783,000
                                                   ------------
                                                     1,833,000
                                                   ------------
Financial Services (14.5%):
$ 1,000,000  Associates Corp. of North
                America, 7.50%, 4/15/02   .....    $ 1,032,500
  1,000,000  CNA Financial Corp., 7.25%,
                11/15/23   ....................        932,500
  1,050,000  Ford Motor Credit Corp., 7.75%,
                3/15/05   .....................      1,086,750
    500,000  General Electric Capital Corp.,
                7.50%, 6/15/09   ..............        520,625
  1,000,000  General Motors Acceptance Corp.,
                6.63%, 10/1/02   ..............        990,000
                                                   ------------
                                                     4,562,375
                                                   ------------
Leasing (3.2%):
  1,000,000  Hertz Corp., 7.38%, 6/15/01 ......      1,017,500
                                                   ------------
Office Equipment & Services (3.3%):
  1,000,000  Xerox Corp., 8.13%, 4/15/02 ......      1,055,000
                                                   ------------
Retail (3.2%):
  1,000,000  May Department Stores, 8.38%,
                10/1/22, Callable 10/1/02 @ 104      1,023,750
                                                   ------------
Telecommunications (4.7%):
  1,000,000  Alltel Corp., 7.00%, 3/15/16   ...        962,500
    500,000  MCI Communications Corp., 7.12%,
                1/20/00   .....................        508,125
                                                   ------------
                                                     1,470,625
                                                   ------------
   Total Corporate Bonds                            12,969,125
                                                   ------------
Medium Term Notes (1.6%):
    500,000  Beneficial Corp., 7.75%, 3/1/99...        512,500
                                                   ------------
   Total Medium Term Notes                             512,500
                                                   ------------
Taxable Municipal Bonds (3.7%):
Colorado (3.7%):
  1,195,000  Boulder County, Series B, 7.63%,
                9/1/21, Callable 9/1/07 @ 100,
                AMBAC..........................      1,172,594
                                                   ------------
   Total Taxable Municipal Bonds                     1,172,594
                                                   ------------
U.S. Government Agencies (22.9%):
Federal Home Loan Bank:
     60,000  7.36%, 7/1/04  ...................         62,426


                                   Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 1997
                                  (Unaudited)


  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
------------ -----------------------------------   ------------
U.S. Government Agencies, continued:
Federal Home Loan Mortgage Corp.:
$ 2,980,832  6.50%, 12/1/11, Gold Pool
                #E20275X ......................    $ 2,920,530
Government National Mortgage Assoc.:
     51,764  10.50%, 11/15/15, Pool #268347 ...         57,425
     99,941  11.00%, 2/15/16, Pool #279067 ....        111,341
     90,334  9.00%, 1/15/20, Pool #280664 .....         96,601
    113,660  9.00%, 10/15/20, Pool #289412 ....        121,332
    279,541  9.00%, 7/15/21, Pool #308511 .....        297,621
    627,501  7.00%, 9/15/23, Pool #347688 .....        613,345
  1,004,941  7.50%, 11/15/23, Pool #354701 ....      1,003,303
    947,217  7.50%, 12/15/25, Pool #401510 ....        945,502
    921,873  8.00%, 5/15/26, Pool #428480 .....        940,006
     58,998  8.00%, 6/15/26, Pool #426149 .....         60,157
                                                   ------------
   Total U.S. Government Agencies                    7,229,589
                                                   ------------

U.S. Treasury Bonds (3.5%):
$ 1,000,000  7.63%, 2/15/25....................    $ 1,087,270
                                                   ------------
   Total U.S. Treasury Bonds                         1,087,270
                                                   ------------
Investment Company (1.2%):
    376,241  American Performance Cash
                Management Fund................        376,241
                                                   ------------
   Total Investment Company                            376,241
                                                   ------------
   Total (Cost--$31,269,512)(a)                    $31,283,754
                                                   ============

----------
Percentages indicated are based on net assets of $31,525,886.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation ...........................................  $ 367,777
               Unrealized depreciation ...........................................   (353,535)
                                                                                    ==========
               Net unrealized appreciation .......................................  $  14,242
                                                                                    ==========

AMBAC -- Insured by AMBAC Indemnity Corp.

                       See notes to financial statements

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                        Schedule of Portfolio Investments
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
-----------  ----------------------------------    -----------
Asset Backed Securities (16.1%):
$   227,686  Advanta Mortgage Loan Trust,
              Series 1993-3, Class A3,
              4.75%, 2/25/10...................    $   218,027
  2,949,866  AFC Home Equity Loan Trust,
              Series 1995-3, Class 1A2,
              6.80%, 10/26/26..................      2,946,710
  1,039,004  CoreStates Home Equity Trust,
              Series 1993-2, Class A, 5.10%,
              3/15/09..........................      1,014,868
  1,500,000  Crown Home Equity Loan Trust,
              Series 1996-1, Class A3,
              6.81%, 6/25/11...................      1,468,770
    773,074  Equicon Home Equity Loan Trust,
              Series 1992-7, Class A, 5.90%,
              9/18/05..........................        766,333
  2,050,000  Ford Credit Auto Loan Master
              Trust, Series 1995-1, Class A,
              6.50%, 8/15/02...................      2,048,770
  1,000,000  Nomura Asset Securities Corp.,
                Series 1995-2, Class 2M,
                7.12%, 1/25/26.................        979,890
                                                   -----------
   Total Asset Backed Securities                     9,443,368
                                                   -----------
Collateralized Mortgage Obligations (21.9%):
  1,100,000  Federal Home Loan Mortgage Corp.,
              Series 1538, Class E, 6.00%,
              3/15/05..........................      1,089,616
  2,000,000  Federal Home Loan Mortgage Corp.,
              Series 1482, Class F, 6.50%,
              5/15/19..........................      1,949,060
  1,000,000  Federal Home Loan Mortgage Corp.,
              Series 1268, Class G, 8.00%,
              9/15/20..........................      1,022,380
    500,000  Federal National Mortgage Assoc.,
              Series 1993-121, Class PE,
              6.00%, 10/25/16..................        494,650
  1,000,000  Federal National Mortgage Assoc.,
              Series 1993-102, Class G,
              6.25%, 1/25/20...................        983,300
  1,000,000  First Plus Home Loan Trust,
              Series 1996-4, Class A2,
              6.14%, 10/10/08..................        993,350
$ 2,000,000  General Electric Capital Mortgage
              Services, Series 1995-HE1,
              Class A2, 6.90%, 2/25/10.........      2,006,300
    994,743  General Electric Capital Mortgage
              Services, Series 1993-12,
              Class A2, 6.50%, 10/25/23........        963,209
    241,000  Independent National Mortgage
              Corp., Series 1995-D, Class
              A6, 9.00%, 3/25/25...............        248,459
    613,196  Prudential Home Mortgage
              Securities, Series 1993-38,
              Class A3, 6.15%, 9/25/23.........        594,739
  1,512,436  Prudential Home Mortgage
              Securities, Series 1994-15,
              Class A5, 6.80%, 5/25/24.........      1,477,710
    500,000  Prudential Home Mortgage
              Securities, Series 1994-21,
              Class A8, 7.80%, 6/25/24.........        482,145
    500,000  Residential Funding Mortgage
              Securities, Series 1993-S28,
              Class A6, 7.00%, 8/25/23.........        480,845
                                                   -----------
   Total Collateralized Mortgage Obligations        12,775,763
                                                   -----------
Corporate Bonds (29.2%):
Brokerage Services (6.8%):
    500,000  Bear Stearns Co., Inc., 6.75%,
              8/15/00..........................        500,625
  1,000,000  Bear Stearns Co., Inc., 6.75%,
              4/15/03..........................        982,500
  1,500,000  Merrill Lynch & Co., Inc., 6.64%,
              9/19/02..........................      1,486,875
  1,000,000  Smith Barney Holdings, Inc.,
              6.63%, 6/1/00....................        998,750
                                                   -----------
                                                     3,968,750
                                                   -----------
Financial Services (10.2%):
  2,100,000  CNA Financial Corp., 6.25%,
              11/15/03.........................      2,018,625
  2,000,000  Commercial Credit Co., 6.38%,
              9/15/02..........................      1,965,000
  1,000,000  General Motors Acceptance Corp.,
              6.30%, 6/11/98...................      1,003,000

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
-----------  ----------------------------------    -----------
Corporate Bonds, continued:
Financial Services, continued:
$ 1,000,000  General Motors Acceptance Corp.,
              6.63%, 10/1/02...................    $   990,000
                                                   -----------
                                                     5,976,625
                                                   -----------
Food Products (3.7%):
  1,000,000  Grand Metropolitan Investment,
              8.62%, 8/15/01...................      1,070,000
  1,000,000  McCormick & Co., 8.95%, 7/1/01....      1,080,000
                                                   -----------
                                                     2,150,000
                                                   -----------
Leasing (5.0%):
  1,500,000  Hertz Corp., 6.00%, 1/15/03.......      1,426,875
  1,500,000  International Lease Finance
              Corp., 6.50%, 8/15/99............      1,500,000
                                                   -----------
                                                     2,926,875
                                                   -----------
Pharmaceuticals (0.9%):
    500,000  American Home Products Corp.,
              6.50%, 10/15/02..................        494,375
                                                   -----------
Telecommunications (0.9%):
    500,000  COMSAT Corp., 8.95%, 5/15/01......        538,750
                                                   -----------
Utilities - Electric (1.7%):
  1,000,000  Alabama Power Co., 6.38%, 8/1/99..        998,750
                                                   -----------
   Total Corporate Bonds                            17,054,125
                                                   -----------
Taxable Municipal Bonds (1.7%):
Louisiana (1.7%):
  1,000,000  Orleans Parish, School Board,
              Series A, 6.45%, 2/1/05, FGIC....        981,250
                                                   -----------
   Total Taxable Municipal Bonds                       981,250
                                                   -----------

U.S. Government Agencies (28.5%):
Federal Home Loan Mortgage Corp.:
$   474,268  8.00%, 7/1/99, Gold Pool #M80108 .    $   486,566
    412,020  7.00%, 10/1/07, Gold Pool #E40422
              .................................        411,320
  3,974,443  6.50%, 12/1/11, Gold Pool
               #E20275X .......................      3,894,039

Federal National Mortgage Assoc.:
    819,120  5.00%, 2/1/09, Pool #266453 ......        758,423
    498,608  7.36%*, 11/1/22, Pool #188965 ....        515,745
    675,032  7.70%*, 11/1/22, Pool #189916 ....        696,971
  1,016,529  8.13%*, 7/1/23, Pool #224951 .....      1,055,920

Government National Mortgage Assoc.:
     29,050  9.00%, 12/15/04, Pool #284008 ....         30,557
    135,423  9.00%, 1/15/05, Pool #247502 .....        142,448
     64,022  9.00%, 3/15/06, Pool #299211 .....         67,343
    490,058  7.50%, 6/15/07, Pool #329595 .....        498,325
    922,757  6.00%, 1/15/09, Pool #371901 .....        891,770
    207,124  8.00%, 10/20/24, Pool #1884 ......        210,098
    826,120  6.00%, 2/20/26, Pool #2166 .......        759,022
     40,076  8.00%, 2/20/26, Pool #2171 .......         40,660
     76,546  8.00%, 3/20/26, Pool #2187 .......         77,663
    376,877  8.00%, 4/20/26, Pool #2205 .......        382,379
  1,706,119  8.00%, 5/20/26, Pool #2219 .......      1,731,080
    983,315  8.00%, 6/15/26, Pool #423563 .....      1,002,657
  2,920,395  8.00%, 6/15/26, Pool #426149 .....      2,977,781
                                                   -----------
   Total U.S. Government Agencies                   16,630,767
                                                   -----------
Investment Company (2.4%):
  1,420,976  American Performance Cash
              Management Fund..................      1,420,976
                                                   -----------
   Total Investment Company                          1,420,976
                                                   -----------
   Total (Cost--$58,533,955)(a)                    $58,316,249
                                                   ===========


------------
Percentages indicated are based on net assets of $58,458,179.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                Unrealized appreciation ............................  $ 354,496
                Unrealized depreciation ............................   (572,202)
                                                                      ---------
                Net unrealized depreciation ........................  $(217,706)
                                                                      =========

* Variable rate investments. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at February 28, 1997.

FGIC -- Insured by Financial Guaranty Insurance Corp.



                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Equity Fund

                        Schedule of Portfolio Investments
                                February 28, 1997
                                   (Unaudited)

                         Security                   Market
  Shares               Description                   Value
----------- -----------------------------------  --------------
Common Stocks (95.1%):
Aerospace/Defense (0.9%):
     9,900  Boeing Co.........................   $   1,007,325
                                                 --------------
Air Conditioning (0.4%):
     9,600  American Standard Cos., Inc.(b)...         432,000
                                                 --------------
Airlines (1.4%):
    19,300  Delta Air Lines, Inc..............       1,553,650
                                                 --------------
Automobiles (1.0%):
    17,200  Honda Motor Co. Ltd., ADR.........       1,075,000
                                                 --------------
Automotive Parts (1.1%):
    10,400  Magna International, Inc., Class A         546,000
    12,500  TRW, Inc..........................         654,687
                                                 --------------
                                                     1,200,687
                                                 --------------
Banking (8.2%):
    11,100  BankAmerica Corp..................       1,262,625
    18,200  Bankers' Trust New York Corp......       1,651,650
    11,900  Chase Manhattan Corp..............       1,191,487
     8,200  Citicorp..........................         957,350
    23,500  CoreStates Financial Corp.........       1,236,688
    15,300  First Security Corp...............         533,588
    20,900  Great Western Financial Corp......         916,987
     9,800  NationsBank Corp..................         586,775
    12,800  UnionBanCal Corp..................         771,200
                                                 --------------
                                                     9,108,350
                                                 --------------
Beverages (3.5%):
    55,200  Coca-Cola Co......................       3,367,200
    16,400  PepsiCo, Inc......................         539,150
                                                 --------------
                                                     3,906,350
                                                 --------------
Brokerage Services (0.6%):
    12,000  Salomon, Inc......................         667,500
                                                 --------------
Chemicals (4.5%):
    19,900  Dow Chemical Co...................       1,611,900
     9,400  E.I. du Pont de Nemours & Co......       1,008,150
    22,300  Engelhard Corp....................         493,388
    19,200  Monsanto Co.......................         698,400
    12,700  Olin Corp.........................         508,000
     7,100  Rohm & Haas Co....................         653,200
                                                 --------------
                                                     4,973,038
                                                 --------------
Computers & Peripherals (2.9%):
    18,600  Cisco Systems Inc.(b).............       1,034,625

Common Stocks, continued:
Computers & Peripherals, continued:
    10,900  International Business Machines
               Corp...........................   $   1,566,875
    15,400  Storage Technology Corp.(b).......         642,950
                                                 --------------
                                                     3,244,450
                                                 --------------
Cosmetics (1.8%):
    10,700  Avon Products, Inc................         623,275
    16,700  Gillette Co.......................       1,321,387
                                                 --------------
                                                     1,944,662
                                                 --------------
Electrical Equipment (2.6%):
    28,000  General Electric Co...............       2,880,500
                                                 --------------
Electronic & Electrical (1.5%):
    19,700  Raychem Corp......................       1,676,962
                                                 --------------
Entertainment (1.2%):
    18,100  The Walt Disney Co................       1,343,925
                                                 --------------
Financial Services (3.4%):
    22,000  Federal Home Loan Mortgage Corp...         654,500
     7,100  Household International, Inc......         687,813
    28,200  MBNA Corp.........................         902,400
     9,000  MGIC Investment Corp..............         707,625
    15,100  Travelers Group, Inc..............         809,737

                                                 --------------
                                                     3,762,075
                                                 --------------
Food Processing & Packaging (1.3%):
    11,000  CPC International, Inc............         925,375
    10,000  Interstate Bakeries Corp..........         467,500
                                                 --------------
                                                     1,392,875
                                                 --------------
Forest Products (1.9%):
    20,400  Kimberly-Clark Corp...............       2,162,400
                                                 --------------
Health Care (1.4%):
    27,000  Johnson & Johnson.................       1,555,875
                                                 --------------
Hotels & Motels (0.8%):
    13,800  HFS, Inc.(b)......................         945,300
                                                 --------------
Household Goods (0.7%):
    11,700  Armstrong World Industries, Inc...         805,837
                                                 --------------
Insurance (2.7%):
    25,400  Aetna, Inc........................       2,105,025
    13,700  Allstate Corp.....................         868,238

                                                 --------------
                                                     2,973,263
                                                 --------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Equity Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

                         Security                   Market
  Shares               Description                   Value
----------- -----------------------------------  --------------
Common Stocks, continued:
Machinery--Diversified (1.7%):
    14,400  Harnischfeger Industries, Inc.....   $     631,800
    14,000  Thermo Electron Corp.(b)..........         477,750
    13,800  Tyco International Ltd............         814,200
                                                 --------------
                                                     1,923,750
                                                 --------------
Medical Services (0.7%):
    17,400  Columbia/HCA Healthcare Corp......         730,800
                                                 --------------
Medical--Wholesale Drug Distribution (1.1%):
    18,600  McKesson Corp.....................       1,232,250
                                                 --------------
Metals & Mining (1.5%):
    37,700  Freeport McMoran Copper & Gold,
               Inc., Class B..................       1,281,800
    24,100  Freeport McMoRan Resource
               Partners, L.P.(b)..............         412,713
                                                 --------------
                                                     1,694,513
                                                 --------------
Oil & Gas Production (0.6%):
    12,500  Consolidated Natural Gas Co.......         637,500
                                                 --------------
Oil & Gas--Equipment & Services (1.0%):
    11,600  Tidewater, Inc....................         498,800
    10,700  Transocean Offshore, Inc..........         597,862
                                                 --------------
                                                     1,096,662
                                                 --------------
Oil--Integrated Companies (7.0%):
     7,200  Amoco Corp........................         608,400
     3,700  British Petroleum Co. PLC, ADR....         489,788
     9,000  Chevron Corp......................         580,500
    18,600  Exxon Corp........................       1,857,675
    13,000  Mobil Corp........................       1,595,750
     8,500  Royal Dutch Petroleum Co., New
               York Shares....................       1,470,500
    12,100  Texaco, Inc.......................       1,196,387
                                                 --------------
                                                     7,799,000
                                                 --------------
Pharmaceuticals (7.1%):
     9,400  American Home Products Corp.......         601,600
    16,400  Biogen, Inc.(b)...................         807,700
    10,800  Bristol-Myers Squibb Co...........       1,409,400
    11,900  Eli Lilly & Co....................       1,039,763
    19,300  Merck & Co., Inc..................       1,775,600
    17,500  Pfizer, Inc.......................       1,603,437
     8,600  Schering-Plough Corp..............         658,975
                                                 --------------
                                                     7,896,475
                                                 --------------

Common Stocks, continued:
Publishing (0.8%):
    16,200  McGraw-Hill Cos., Inc.............   $     840,375
                                                 --------------
Retail (3.9%):
    17,900  Federated Department Stores,
               Inc.(b)........................         622,025
    19,100  Home Depot, Inc...................       1,040,950
    23,400  Sears, Roebuck & Co...............       1,269,450
    12,800  TJX Cos., Inc.....................         534,400
    43,000  Woolworth Corp.(b)................         897,625
                                                 --------------
                                                     4,364,450
                                                 --------------
Semiconductors (2.5%):
    19,200  Intel Corp........................       2,724,000
                                                 --------------
Services (Non-Financial) (0.8%):
    32,300  Service Corp. International.......         936,700
                                                 --------------
Soaps & Cleaning Agents (1.7%):
    15,400  Procter & Gamble Co...............       1,849,925
                                                 --------------
Software & Computer Services (3.1%):
     8,900  Computer Associates
               International, Inc.............         387,150
    21,300  Microsoft Corp.(b)................       2,076,750
    25,400  Oracle Corp.(b)...................         996,950
                                                 --------------
                                                     3,460,850
                                                 --------------
Steel (3.3%):
    31,800  Carpenter Technology Corp.........       1,160,700
    31,300  Timken Co.........................       1,639,338
    26,400  USX - U.S. Steel Group, Inc.......         828,300
                                                 --------------
                                                     3,628,338
                                                 --------------
Telecommunications (1.5%):
    10,900  Lucent Technologies, Inc..........         587,237
    17,100  L.M. Ericsson, ADR................         539,452
    19,000  United States Cellular Corp.(b)...         498,750
                                                 --------------
                                                     1,625,439
                                                 --------------
Tobacco & Tobacco Products (3.9%):
    14,000  Philip Morris Cos., Inc...........       1,891,750
    34,800  RJR Nabisco Holdings Corp.........       1,274,550
    37,100  Universal Corp. VA................       1,168,650
                                                 --------------
                                                     4,334,950
                                                 --------------
Utilities--Electric (4.2%):
    19,900  Calenergy Co., Inc.(b)............         664,163


                                   Continued

AMERICAN PERFORMANCE FUNDS
Equity Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)


                     Security                Market
 Shares            Description               Value
---------  -----------------------------  ------------
Common Stocks, continued:
Utilities--Electric, continued:
  23,100   CMS Energy Corp. ...........   $   756,525
  16,100   GPU, Inc. ..................       563,500
  26,700   Texas Utilities Co. ........     1,078,012
  70,300   Unicom Corp. ...............     1,564,175
                                          ------------
                                            4,626,375
                                          ------------
Utilities--Telecommunications (4.9%):
  33,700   AT&T Corp. .................     1,343,788
  22,700   Cincinnati Bell, Inc. ......     1,407,400
  22,300   Frontier Corp. .............       493,387
  19,200   GTE Corp. ..................       897,600
  26,000   NYNEX Corp. ................     1,339,000
                                          ------------
                                            5,481,175
                                          ------------
  Total Common Stocks                     105,495,551
                                          ------------
Investment Company (4.9%):
5,447,788  American Performance Cash
             Management Fund...........   $ 5,447,788
                                          ------------
  Total Investment Company                  5,447,788
                                          ------------
  Total (Cost--$80,674,419)(a)            $110,943,339
                                          ============


---------------
Percentages indicated are based on net assets of $110,914,365.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securitites as follows:

             Unrealized appreciation ....................  $31,246,895
             Unrealized depreciation ....................    (977,975)
                                                           -----------
             Net unrealized appreciation ................  $30,268,920
                                                           ===========


(b) Represents non-income producing security.

ADR -- American Depository Receipt

PLC --Public Liability Co.


                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Aggressive Growth Fund

                        Schedule of Portfolio Investments
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
 Principal                Security                    Market
  Amount                 Description                   Value
----------  ------------------------------------     --------
Common Stocks (89.6%):
Audio/Video Products (2.1%):
    18,095  Harman International Industries,
               Inc.(b).........................    $   825,584
                                                   -----------
Automotive Parts (2.7%):
    66,400  Keystone Automotive Industries,
               Inc.(b).........................      1,095,600
                                                   -----------
Commercial Services (3.7%):
    57,400  Personnel Group of America, Inc.(b)      1,470,875
                                                   -----------
 Computers & Peripherals (9.1%):
    29,200  Cisco Systems, Inc.(b).............      1,624,250
    36,600  QLogic Corp.(b)....................        741,150
     8,200  U.S. Robotics Corp.(b).............        457,663
    23,900  VeriFone, Inc.(b)..................        830,525
                                                   -----------
                                                     3,653,588
                                                   -----------
Entertainment (4.7%):
    44,075  International Family
               Entertainment, Inc., Class B(b).        842,934
    74,200  Lodgenet Entertainment Corp.(b)....      1,038,800
                                                   -----------
                                                     1,881,734
                                                   -----------
Financial Services (7.7%):
    14,100  Advanta Corp., Class A.............        583,387
    44,084  Resource Bancshares Mortgage
               Group, Inc......................        661,260
    70,200  The Money Store, Inc...............      1,816,425
                                                   -----------
                                                     3,061,072
                                                   -----------
Health Care (7.0%):
    22,700  Emcare Holdings, Inc.(b)...........        624,250
    41,155  FPA Medical Management, Inc.(b)....      1,059,741
    77,300  Matria Healthcare, Inc.(b).........        444,475
    58,300  Prime Medical Services, Inc.(b)....        648,588
                                                   -----------
                                                     2,777,054
                                                   -----------
Housing - Manufactured (2.0%):
    70,500  Southern Energy Homes, Inc.(b).....        793,125
                                                   -----------
Manufacturing (3.5%):
    46,400  Bacou U.S.A., Inc.(b)..............        696,000
    19,000  Wolverine Tube, Inc.(b)............        698,250
                                                   -----------
                                                     1,394,250
                                                   -----------
Medical - Wholesale Drugs Distribution (3.9%):
    25,350  Cardinal Health, Inc...............      1,559,025
                                                   -----------
Medical Services (7.2%):
    29,400  Fisher Scientfic International.....      1,330,350
    24,800  Hologic, Inc.(b)...................        644,800
    37,600  OccuSystems, Inc.(b)...............        883,600
                                                   -----------
                                                     2,858,750
                                                   -----------
Oil & Gas - Equipment & Services (3.9%):
    34,300  American Oilfield Divers, Inc.(b)..        394,450
    15,800  Offshore Logistics, Inc.(b)........        288,350
    20,700  Pride Petroleum Services, Inc.(b)..        346,725
    40,700  Tuboscope Vetco International
               Corp.(b)........................        529,100
                                                   -----------
                                                     1,558,625
                                                   -----------
Oil & Gas Exploration & Production (0.9%):
    19,000  Newfield Exploration Co.(b)........        377,625
                                                   -----------
Restaurants (2.3%):
    46,000  Casa Ole' Restaurants, Inc.(b).....        422,625
    45,500  Rock Bottom Restaurants, Inc.(b)...        500,500
                                                   -----------
                                                       923,125
                                                   -----------
Retail (12.3%):
    24,000  Gadzooks, Inc.(b)..................        588,000
    50,600  Petco Animal Supplies, Inc.(b).....      1,397,825
    35,100  Stage Stores, Inc.(b)..............        745,875
    36,500  The Finish Line, Inc., Class A(b)..        784,750
    31,300  The Men's Warehouse, Inc.(b).......        739,463
    32,200  The Wet Seal, Inc., Class A(b).....        639,975
                                                   -----------
                                                     4,895,888
                                                   -----------
Retail - Department Stores (1.4%):
    17,300  Proffitt's, Inc.(b)................        560,087
                                                   -----------
Semiconductors (1.4%):
    28,400  Semtech Corp.(b)...................        564,450
                                                   -----------
Services (Non-Financial) (5.8%):
    36,400  Children's Comprehensive Services,
               Inc.(b).........................        473,200
    22,300  Envoy Corp.(b).....................        535,200
    30,450  Paychex, Inc.......................      1,324,575
                                                   -----------
                                                     2,332,975
                                                   -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Aggressive Growth Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
Principal                Security                     Market
  Amount                Description                    Value
----------  ------------------------------------     --------
Common Stocks, continued:
Soaps & Cleaning Agents (1.5%):
    26,600  USA Detergents, Inc.(b)............    $   596,838
                                                   -----------
Software & Computer Services (4.9%):
    35,500  Imnet Systems, Inc.(b).............        865,313
    49,600  Network General Corp.(b)...........      1,097,400
                                                   -----------
                                                     1,962,713
                                                   -----------
Telecommunication Equipment & Services (1.6%):
    67,300  LCC International, Inc.(b).........        656,174
                                                   -----------

   Total Common Stocks                              35,799,157
                                                   -----------

U.S. Government Agencies (1.2%):
Federal Mortgage Corp.:
$  500,000  0.00%, 3/4/97  ....................    $   499,714
                                                   -----------
   Total U.S. Government Agencies                      499,714
                                                   -----------
Investment Companies (7.7%):
 1,505,827  American Performance Cash
               Management Fund.................      1,505,827
 1,567,502  American Performance U.S. Treasury
               Fund............................      1,567,502

                                                   -----------
   Total Investment Companies                        3,073,329
                                                   -----------
   Total (Cost--$32,747,510)(a)                    $39,372,200
                                                   ===========

------------
Percentages indicated are based on net assets of $39,966,058.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation ...........................................  $ 9,366,637
               Unrealized depreciation ...........................................   (2,741,947)
                                                                                    ===========
               Net unrealized appreciation                                          $ 6,624,690
                                                                                    ===========

(b)  Represents non-income producing security.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 1997
                                  (Unaudited)

  Shares
    or
Principal                                                   Security                                                       Market
  Amount                                                   Description                                                     Value
----------- ----------------------------------------------------------------------------------------------------------  -----------
Alternative Minimum Tax Paper (4.8%):
Delaware (0.6%):
 $150,000   Delaware State Housing Authority, Senior Home Mortgage, Series A, 6.90%, 12/1/99 ........................   $   154,810
                                                                                                                        -----------
Illinois (1.4%):
  350,000   Chicago, O'Hare International Airport Revenue Refunding, Series A, 5.60%, 1/1/07,
               Callable 1/1/03 @ 102*, Insured by: MBIA..............................................................       362,082
                                                                                                                        -----------
South Carolina (0.8%):
  200,000   South Carolina State Education Assistance Authority, Student Loan Revenue, 5.90%, 9/1/98  ...............       205,302
                                                                                                                        -----------
Texas (2.0%):
  250,000   Texas State Student Loan, GO, 6.50%, 8/1/07, Callable 8/1/02 @ 100*......................................       265,057
  250,000   Texas State Student Loan, GO, 5.75%, 8/1/08, Callable 8/1/04 @ 100*......................................       254,975
                                                                                                                        -----------
                                                                                                                            520,032
                                                                                                                        -----------
   Total Alternative Minimum Tax Paper                                                                                    1,242,226
                                                                                                                        -----------
Municipal Bonds (91.7%):
Alaska (2.0%):
  500,000   Alaska State Housing Financial Corp., Series A, 6.10%, 12/1/06  .........................................       516,875
                                                                                                                        -----------
Arizona (6.1%):
  500,000   Arizona State Transportation Board, Highway Revenue, Sub-Series A, 6.10%, 7/1/01  .......................       534,245
  500,000   Arizona State Transportation Board, Maricopa County Regional Area RD-A, Excise Tax Revenue, 5.20%,
               7/1/00, Insured by: AMBAC ............................................................................       514,625
  500,000   Arizona State University Revenue Refunding, Series A, 5.80%, 7/1/07, Callable 7/1/02 @ 101* .............       521,805
                                                                                                                        -----------
                                                                                                                          1,570,675
                                                                                                                        ------------
California (6.1%):
  200,000   California State Franchise Tax Board Certificate, Certificates of Participation Refunding Bond, 6.90%,
               10/1/06, Callable 10/1/99 @ 102* .....................................................................       215,018
  500,000   Folsom, School Facilities Project, GO, Series B, 6.00%, 8/1/06, Callable 8/1/04 @ 102*, Insured by: FGIC.       544,770
  300,000   Los Angeles, Public Facilities Corp. Revenue, 5.40%, 8/1/07, Callable 8/1/97 @ 103*, ETM.................       314,568
  500,000   Southern California Public Power Authority, Transmission Project Revenue, 5.75%, 7/1/09, Callable 7/1/98
               @ 100*, Insured by: MBIA .............................................................................       503,865
                                                                                                                        ------------
                                                                                                                          1,578,221
                                                                                                                        ------------
District of Columbia (2.0%):
  500,000   District of Columbia Refunding, GO, Series B-1, 5.20%, 6/1/04, Insured by: AMBAC ........................       509,030
                                                                                                                        ------------
Illinois (9.6%):
  500,000   Chicago Park District Refunding, GO, 5.45%, 1/1/04, Callable 1/1/03 @ 102, Insured by: FGIC .............       519,320
  500,000   Chicago School Finance Authority Refunding, GO, Series A, 5.38%, 6/1/08, Callable 6/1/03 @ 102*, Insured
               by: FGIC..............................................................................................       502,500
  400,000   Cook County, Series B, GO, 5.75%, 11/15/07, Pre-refunded 11/15/02 @ 102, Insured by: FGIC ...............       430,280
  500,000   Illinois Development Finance Authority, Pollution Control Revenue Refunding, Commonwealth Edison Co.,
               5.70%, 1/15/09, Insured by: AMBAC ....................................................................       517,345

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
Principal                                                   Security                                                       Market
  Amount                                                   Description                                                     Value
----------- ----------------------------------------------------------------------------------------------------------  -----------
Municipal Bonds, continued:
Illinois, continued:
 $500,000   Illinois Health Facilities Revenue, OSF Healthcare System, 5.75%, 11/15/07, Callable 11/15/03 @ 102* ....   $   503,695
                                                                                                                        -----------
                                                                                                                          2,473,140
                                                                                                                        -----------
Louisiana (2.0%):
  500,000   Louisiana Public Facilities Authority, Hospital Revenue Refunding, Our Lady of the Lake Regional, 6.05%,
               12/1/08, Callable 12/1/01 @102*, Insured by: MBIA.....................................................       523,330
                                                                                                                        -----------
Michigan (1.9%):
  500,000   Holly, Area School District, GO, 5.30%, 5/1/09, Callable 5/1/05 @101*, Insured by: FGIC .................       501,520
                                                                                                                        -----------
Minnesota (2.1%):
  550,000   Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series B, 5.00%, 1/1/10,
               Callable  1/1/04 @ 102*, Insured by: AMBAC ...........................................................       533,736
                                                                                                                        ------------
Nevada (7.0%):
  250,000   Clark County, Series A, Limited GO, 6.00%, 7/1/06, Callable 7/1/03 @ 101* ...............................       266,093
  500,000   Las Vegas, Downtown Redevelopment Agency, Tax Increment Revenue Refunding, 5.40%, 6/1/07, Callable
               6/1/05 @ 101*, Insured by: FSA .......................................................................       510,220
  500,000   Reno, Hospital Revenue, St. Mary's Regional Medical Center, 5.25%, 5/15/07, Callable 5/15/03 @ 102*,
               Insured by: MBIA......................................................................................       505,945
  500,000   Washoe County Airport Authority, Airport Systems Improvement Revenue Refunding, Series A, 5.60%, 7/1/03,
               Callable 7/1/02 @ 101*, Insured by: MBIA..............................................................       523,000
                                                                                                                        -----------
                                                                                                                          1,805,258
                                                                                                                        -----------
New Jersey (4.1%):
  500,000   New Jersey State Transportation Fund Authority, Series A, 5.20%, 12/15/00, ETM, Insured by: AMBAC .......       516,180
  500,000   Ocean County, GO, Series A, 6.25%, 10/1/06, Callable 10/1/01 @ 102* .....................................       537,360
                                                                                                                        -----------
                                                                                                                          1,053,540
                                                                                                                        -----------
New Mexico (0.5%):
  115,000   New Mexico Mortgage Finance Authority, Refunding Single Family Mortgage, Series A-1, 6.30%, 1/1/02 ......       120,144
                                                                                                                        -----------
New York (2.1%):
  500,000   Triborough Bridge & Tunnel Authority, GO, Revenue, Series T, 7.00%, 1/1/11, Pre-refunded 1/1/01 @ 102 ...       555,980
                                                                                                                        -----------
Ohio (3.1%):
  250,000   Cleveland, GO, Series A, 6.30%, 7/1/05, Callable 7/1/02 @ 102*, Insured by: MBIA.........................       271,223
  500,000   Ohio State Water Development Authority, Revenue Refunding & Improvement, Pure Water, 5.75%, 12/1/06,
               Callable 12/1/02 @ 102*, Insured by: MBIA.............................................................       527,445
                                                                                                                        -----------
                                                                                                                            798,668
                                                                                                                        -----------
Oklahoma (15.7%):
  520,000   Grand River Dam Authority, Revenue, 5.90%, 11/1/08, ETM, Callable 11/2/97 @ 102* ........................       533,775
  500,000   Oklahoma City, GO, 5.60%, 5/1/10, Callable 5/1/03 @ 100* ................................................       508,980
  500,000   Oklahoma State Housing Finance Agency, Multifamily Housing Revenue, Series A4, 5.50%, 11/1/25, Callable
               5/1/05 @ 100, Mandatory Put 11/1/05 ..................................................................       508,845

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
Principal                                                   Security                                                       Market
  Amount                                                   Description                                                     Value
----------- ----------------------------------------------------------------------------------------------------------  -----------
Municipal Bonds, continued:
Oklahoma, continued:
 $200,000   Oklahoma State Turnpike Authority, Turnpike Revenue, First Series A, 6.10%, 1/1/05, Callable 7/1/02
               @102* ................................................................................................   $   215,016
  500,000   Tulsa Industrial Authority, Hospital Revenue, St. John's Medical Center Project, 5.70%, 2/15/04  ........       517,685
  500,000   Tulsa International Airport, Revenue Refunding, 5.40%, 6/1/03, Insured by: FGIC .........................       521,500
  200,000   Tulsa Public Facilities Authority, 5.80%, 7/1/01  .......................................................       209,014
  540,000   Tulsa Public Facilities Authority, Capital Improvement, Series 1988-B, 5.70%, 3/1/05, Callable 8/1/03
               @ 102* ...............................................................................................       549,012

  500,000   Tulsa Public Facilities Authority, Revenue Refunding, Solid Waste, Ogden Martin Systems, 5.65%, 11/1/06,
               Insured by: AMBAC ....................................................................................       513,835
                                                                                                                        -----------
                                                                                                                          4,077,662
                                                                                                                        -----------
Pennsylvania (3.3%):
  500,000   Bristol Township School District, GO, Series A, 5.25%, 2/15/09, Callable 2/15/04 @ 100*, Insured by:
               MBIA .................................................................................................       500,565

  320,000   Philadelphia Water & Sewer, Revenue Refunding, 15th Series, 6.88%, 10/1/06, Callable 10/1/99 @ 102*,
               Insured by: MBIA......................................................................................       344,163
                                                                                                                        -----------
                                                                                                                            844,728
                                                                                                                        -----------
Rhode Island (3.7%):
  400,000   Rhode Island Depositors Economic Protection Corp., Special Obligations, Series A, 6.38%, 8/1/01, Insured
               by: MBIA .............................................................................................       430,768
  500,000   Rhode Island State, GO, Series B, 6.25%, 5/15/05, Pre-refunded 5/15/00 @ 102 ............................       536,875
                                                                                                                        -----------
                                                                                                                            967,643
                                                                                                                        -----------
South Carolina (1.4%):
  350,000   Georgetown County, Pollution Control Facilities, Revenue Refunding, International Paper Co. Project,
               6.25%, 6/15/05, Callable 6/15/02 @ 102* ..............................................................       371,830
                                                                                                                        -----------
South Dakota (2.7%):
  700,000   South Dakota Housing Development Authority, Homeownership Mortgage, Series A, 5.70%, 5/1/08, Callable
               5/1/06 @ 102* ........................................................................................       706,391
                                                                                                                        -----------
Texas (5.6%):
  250,000   Brownsville, Utilities System Revenue, 6.25%, 9/1/07, Callable 9/1/02, @ 100*, Insured by: MBIA..........       264,145
  500,000   Coastal Bend, Health Facilities Development Revenue, Series A, 5.60%, 11/15/02, Insured by: AMBAC .......       523,810
  400,000   Houston Water & Sewer System, Revenue Refunding, Series B, 6.10%, 12/1/05, Callable 12/1/02 @ 102* ......       428,180
  220,000   Montgomery County Hospital District, Series B, 6.30%, 4/1/04, Pre-refunded 4/1/02 @ 102, Insured by: FSA.       240,810
                                                                                                                        -----------
                                                                                                                          1,456,945
                                                                                                                        -----------
Washington (10.7%):
  250,000   Kitsap County, School District #400, GO, 6.25%, 12/1/02  ................................................       270,902
  500,000   Port Tacoma, Revenue Refunding, Series A, 5.50%, 11/1/04, Callable 11/1/02 @ 100*, Insured by: AMBAC.....       518,680
  500,000   Tacoma Electric System, Revenue Refunding, 5.70%, 1/1/03, Insured by: FGIC ..............................       526,395
  500,000   Washington State Public Power Supply System, Nuclear Project #1, Revenue Refunding, Series A, 5.10%,            508,715
               7/1/00 ...............................................................................................
  500,000   Washington State Public Power Supply System, Nuclear Project #2, 6.00%, 7/1/07, Callable 7/1/97 @ 102* ..       505,170

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
Principal                                                   Security                                                       Market
  Amount                                                   Description                                                     Value
----------- ----------------------------------------------------------------------------------------------------------  -----------
Municipal Bonds, continued:
Washington, continued:
 $410,000   Washington State, GO Limited, Revenue Refunding, Series R-92-A, 6.40%, 9/1/03, Callable 9/1/01 @ 101* ...   $   442,907
                                                                                                                        -----------
                                                                                                                          2,772,769
                                                                                                                        -----------
   Total Municipal Bonds                                                                                                 23,738,085
                                                                                                                        -----------
Investment Company (2.7%):
  701,277   SEI Institutional Tax Free Fund..........................................................................       701,277
                                                                                                                        -----------
   Total Investment Company                                                                                                 701,277
                                                                                                                        -----------
   Total (Cost--$24,862,835)(a)                                                                                         $25,681,588
                                                                                                                        ===========

------------
Percentages indicated are based on net assets of $25,897,682.

(a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
               Unrealized appreciation ...........................................  $819,582
               Unrealized depreciation ...........................................      (829)
                                                                                    --------
               Net unrealized appreciation .......................................  $818,753
                                                                                    ========

* Represents next call date. Additional subsequent call dates and amounts also apply to this security.

AMBAC -- AMBAC Indemnity Corp.
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Assoc.


                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                        Schedule of Portfolio Investments
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
------------ ----------------------------------    -----------
Asset Backed Securities (19.2%):
$   199,991  AFC Home Equity Loan Trust,
              Series 1995-3, Class 1A2,
              6.80%, 10/26/26..................    $   199,777
    175,000  Contimortgage Home Equity Loan
              Trust, Series 1996-3, Class
              A2, 6.95%, 7/15/11...............        176,131
    429,588  CoreStates Home Equity Trust,
              Series 1993-2, Class A, 5.10%,
              3/15/09..........................        419,609
    300,000  Crown Home Equity Loan Trust,
              Series 1996-1, Class A3,
              6.81%, 6/25/11...................        293,754
    198,686  IBM Credit Receivables Lease
              Asset Master Trust, Series
              1993-1, Class A, 4.55%,                  196,520
              11/15/00.........................
    500,000  IMC Home Equity Loan Trust,
              Series 1996-3, Class A3,
              7.27%, 4/25/11...................        504,875
    122,784  Nafco Auto Trust, Series 2, Class
              A, 7.00%, 12/31/01...............        123,268
    200,000  Nomura Asset Securities Corp.,
              Series 1995-2, Class 2M,
              7.12%, 1/25/26..........  .......        195,978
     79,878  The Money Store Home Equity
              Trust, Series 1992-B, Class A,
              6.90%, 7/15/07...................         79,343
    340,085  The Money Store Home Equity
              Trust, Series 1996-B, Class
              A1, 6.72%, 2/15/10...............        341,108
    160,000  UCFC Home Equity Loan, Series
              1996-A1, Class A3, 6.18%,
              4/15/09..........................        159,936
     43,067  UCFC Home Equity Loan, Series
              1993-D1, Class A1, 5.45%,
              7/10/13..........................         41,858
                                                   -----------
   Total Asset Backed Securities                     2,732,157
                                                   -----------
Collateralized Mortgage Obligations (18.8%):
  1,000,000  Federal National Mortgage Assoc.,
              Series 1993-121, Class PE,
              6.00%, 10/25/16..................        989,300

    500,000  General Electric Capital Mortgage
              Services, Inc., Series
              1996-HE2, Class A-3, 7.30%,              504,805
              3/25/12..........................
     95,648  General Electric Capital Mortgage
              Services, Inc., Series
              1993-12, Class A2, 6.50%,                 92,616
              10/25/23.........................
    100,000  General Electric Capital Mortgage
              Services, Inc., Series
              1994-29, Class A4, 8.13%,                101,172
              11/25/24.........................
     74,000  Independent National Mortgage
              Corp., Series 1995-D, Class
              A6, 9.00%, 3/25/25...............         76,290
    244,421  Prudential Home Mortgage
              Securities, Series 1993-38,
              Class A3, 6.15%, 9/25/23.........        237,064
     63,601  Prudential Home Mortgage
              Securities, Series 1994-15,
              Class A2, 6.00%, 5/25/24.........         62,767
    378,109  Prudential Home Mortgage
              Securities, Series 1994-15,
              Class A5, 6.80%, 5/25/24.........        369,428
    250,000  Residential Funding Mortgage
              Securities, Series 1993-S28,
              Class A6, 7.00%, 8/25/23.........        240,423
                                                   -----------
   Total Collateralized Mortgage Obligations         2,673,865
                                                   -----------
Corporate Bonds (10.2%):
Brokerage Services (4.1%):
    335,000  Merrill Lynch & Co., Inc., 6.38%,
              3/30/99..........................        335,000
    250,000  Smith Barney Holdings, Inc.,
              5.88%, 2/1/01....................        242,188
                                                   -----------
                                                       577,188
                                                   -----------
Financial Services (6.1%):
    215,000  American General Finance, 7.70%,
              11/15/97.........................        217,827
    135,000  Associates Corp. of North
              America, 7.50%, 5/15/99..........        138,037
    250,000  Commercial Credit Co., 6.70%,
              8/1/99...........................        251,250

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
-----------  ----------------------------------    -----------
Corporate Bonds, continued:
Financial Services, continued:
$   260,000  Ford Motor Credit Corp., 7.25%,
              5/15/99..........................    $   264,550
                                                   -----------
                                                       871,664
                                                   -----------
   Total Corporate Bonds                             1,448,852
                                                   -----------
U.S. Government Agencies (38.1%):
Federal Home Loan Bank:
  2,300,000  7.02%, 7/6/99  ...................      2,339,215

Federal Home Loan Mortgage Corp.:
    426,921  6.00%, 7/1/99  ...................        424,547
    408,247  6.50%, 2/1/00  ...................        407,818
  1,391,055  6.50%, 12/1/11, Gold Pool
               #E20275X .......................      1,362,914

Federal National Mortgage Assoc.:
    300,000  6.05%, 1/12/98  ..................        300,465
    250,000  6.45%, 2/14/02  ..................        247,282
     37,217  7.50%, 3/15/24  ..................         37,159
    295,988  8.00%, 6/15/26, Pool #423563 .....        301,810
                                                   -----------
   Total U.S. Government Agencies                    5,421,210
                                                   -----------
U.S. Treasury Notes (10.4%):
  1,250,000  5.50%, 11/15/98...................      1,239,500
    245,000  6.88%, 7/31/99....................        248,741

                                                   -----------
   Total U.S. Treasury Notes                         1,488,241
                                                   -----------
Investment Company (3.0%):
    430,537  American Performance Cash
              Management Fund..................        430,537
                                                   -----------
   Total Investment Company                            430,537
                                                   -----------
   Total (Cost--$14,249,475)(a)                    $14,194,862
                                                   ===========

------------

Percentages indicated are based on net assets of $14,232,869.

(a) Represents cost for federal income tax puposes and differs from value by net unrealized depreciation of securities as follows:

                Unrealized appreciation ............................  $ 41,159
                Unrealized depreciation ............................   (95,772)
                                                                      --------
                Net unrealized depreciation ........................  $(54,613)
                                                                      ========





                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                        Schedule of Portfolio Investments
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
-----------  ----------------------------------    -----------
Asset Backed Securities (4.2%):
$   257,753  CoreStates Home Equity Trust,
               Series 1993-2, Class A, 5.10%,
               3/15/09.........................    $   251,765
    300,000  Crown Home Equity Loan Trust,
               Series 1996-1, Class A3,
               6.81%, 6/25/11..................        293,754
    300,000  IMC Home Equity Loan Trust,
               Series 1996-3, Class A3,
               7.27%, 4/25/11..................        302,925
    200,000  Nomura Asset Securities Corp.,
               Series 1995-2, Class 2M,
               7.12%, 1/25/26..................        195,978
                                                   -----------
   Total Asset Backed Securities                     1,044,422
                                                   -----------
Collateralized Mortgage Obligations (4.0%):
    300,000  General Electric Capital Mortgage
               Services, Inc., Series
               1996-HE2, Class A-3, 7.30%,             302,883
               3/25/12.........................
    114,778  General Electric Capital Mortgage
               Services, Inc., Series
               1993-12, Class A2, 6.50%,               111,140
               10/25/23........................
    179,602  Prudential Home Mortgage
               Securities, Series 1994-15,
               Class A5, 6.80%, 5/25/24........        175,478
    250,000  Prudential Home Mortgage
               Securities, Series 1994-21,
               Class A8, 7.80%, 6/25/24........        241,072
    200,000  Residential Funding Mortgage
               Securities, Series 1993-S28,
               Class A6, 7.00%, 8/25/23........        192,338
                                                   -----------
   Total Collateralized Mortgage Obligations         1,022,911
                                                   -----------
Common Stocks (53.9%):
Aerospace/Defense (0.6%):
      1,400  Boeing Co. .......................        142,450
                                                   -----------
Airlines (1.0%):
      3,100  Delta Air Lines, Inc. ............        249,550
                                                   -----------
Audio/Visual Products (0.2%):
      1,250  Harman International Industries,
               Inc.(b).........................         57,031
                                                   -----------
Automobiles (0.7%):
      2,600  Honda Motor Co. Ltd., ADR.........        162,500
                                                   -----------
Automotive Parts (0.3%):
      4,550  Keystone Automotive Industries,
               Inc. ...........................         75,075
                                                   -----------
Banking (3.8%):
      1,600  BankAmerica Corp. ................        182,000
      3,500  Bankers' Trust New York Corp. ....        317,625
      2,100  Chase Manhattan Corp. ............        210,262
      4,500  CoreStates Financial Corp. .......        236,813
                                                   -----------
                                                       946,700
                                                   -----------
Beverages (1.8%):
      7,200  Coca-Cola Co. ....................        439,200
                                                   -----------
Chemicals (1.5%):
      2,100  Dow Chemical Co. .................        170,100
      1,900  E.I. du Pont de Nemours & Co. ....        203,775
                                                   -----------
                                                       373,875
                                                   -----------
Commercial Services (0.4%):
      3,950  Personnel Group of America,
               Inc.(b).........................        101,219
                                                   -----------
Computers & Peripherals (2.5%):
      5,150  Cisco Systems, Inc.(b)............        286,469
      1,500  International Business Machines
               Corp. ..........................        215,625
      2,500  QLogic Corp. .....................         50,625
        525  U.S. Robotics Corp.(b)............         29,302
      1,625  VeriFone, Inc.(b).................         56,469
                                                   -----------
                                                       638,490
                                                   -----------
Electrical Equipment (1.7%):
      4,100  General Electric Co. .............        421,787
                                                   -----------
Electronic & Electrical (0.8%):
      2,300  Raychem Corp. ....................        195,787
                                                   -----------
Entertainment (1.4%):
      3,068  International Family
               Entertainment, Inc., Class B(b).         58,675
      5,075  Lodgenet Entertainment Corp.(b)...         71,050
      2,900  Walt Disney Co. ..................        215,325
                                                   -----------
                                                       345,050
                                                   -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)

  Shares
    or
 Principal                Security                   Market
  Amount                Description                   Value
-----------  ----------------------------------    -----------
Common Stocks, continued:
Financial Services (2.2%):
        975  Advanta Corp., Class A............    $    40,341
      6,000  Federal Home Loan Mortgage Corp. .        178,500
      2,998  Resource Bancshare Mortgage
               Group, Inc. ....................         44,970
      4,900  The Money Store, Inc. ............        126,787
      3,200  Travelers Group, Inc. ............        171,600
                                                   -----------
                                                       562,198
                                                   -----------
Forest Products (1.1%):
      2,700  Kimberly-Clark Corp. .............        286,200
                                                   -----------
Health Care (2.0%):
      1,500  Emcare Holdings, Inc.(b)..........         41,250
      2,893  FPA Medical Management, Inc. .....         74,495
      5,300  Johnson & Johnson.................        305,413
      5,375  Matria Healthcare, Inc.(b)........         30,906
      4,125  Prime Medical Services, Inc.(b)...         45,891
                                                   -----------
                                                       497,955
                                                   -----------
Household Goods (0.7%):
      2,400  Armstrong World Industries, Inc. .        165,300
                                                   -----------
Housing - Manufactured (0.2%):
      4,775  Southern Energy Homes, Inc. ......         53,719
                                                   -----------
Insurance (1.7%):
      3,500  Aetna, Inc. ......................        290,063
      2,100  Allstate Corp. ...................        133,087
                                                   -----------
                                                       423,150
                                                   -----------
Manufacturing (0.4%):
      3,225  Bacou U.S.A., Inc.(b).............         48,375
      1,325  Wolverine Tube, Inc.(b)...........         48,694
                                                   -----------
                                                        97,069
                                                   -----------
Medical - Wholesale Drugs Distribution (1.4%):
      1,750  Cardinal Health, Inc. ............        107,625
      3,700  McKesson Corp. ...................        245,125
                                                   -----------
                                                       352,750
                                                   -----------
Medical Services (0.8%):
      2,050  Fisher Scientfic International....         92,763
      1,700  Hologic, Inc.(b)..................         44,200
      2,650  OccuSystems Inc. .................         62,275
                                                   -----------
                                                       199,238
                                                   -----------
Metals & Mining (0.6%):
      4,700  Freeport McMoRan Copper & Gold,
               Inc., Class B...................        159,800
                                                   -----------
Oil & Gas - Equipment & Services (0.4%):
      2,200  American Oilfield Divers, Inc.(b).         25,300
      1,100  Offshore Logistics, Inc.(b).......         20,075
      1,300  Pride Petroleum Services, Inc.(b).         21,775
      2,600  Tuboscope Vetco International
               Corp.(b)........................         33,800
                                                   -----------
                                                       100,950
                                                   -----------
Oil - Integrated Companies (3.8%):
      2,400  Chevron Corp. ....................        154,800
      2,100  Exxon Corp. ......................        209,738
      1,600  Mobil Corp. ......................        196,400
      1,300  Royal Dutch Petroleum Co., New
               York Shares.....................        224,900
      1,600  Texaco, Inc. .....................        158,200
                                                   -----------
                                                       944,038
                                                   -----------
Pharmaceuticals (3.0%):
      1,800  Bristol-Myers Squibb Co. .........        234,900
      3,200  Merck & Co., Inc. ................        294,400
      2,500  Pfizer, Inc. .....................        229,063
                                                   -----------
                                                       758,363
                                                   -----------
Publishing, Except Newspaper (0.9%):
      4,400  McGraw-Hill Cos., Inc. ...........        228,250
                                                   -----------
Restaurants (0.3%):
      3,200  Casa Ole' Restaurants, Inc.(b)....         29,400
      3,100  Rock Bottom Restaurants, Inc.(b)..         34,100
                                                   -----------
                                                        63,500
                                                   -----------
Retail (3.5%):
      1,700  Gadzooks, Inc. ...................         41,650
      3,700  Home Depot, Inc. .................        201,650
      3,537  Petco Animal Supplies, Inc.(b)....         97,710
      3,500  Sears, Roebuck & Co. .............        189,875
      2,400  Stage Stores, Inc.(b).............         51,000
      2,500  The Finish Line, Inc., Class A....         53,750
      2,200  The Men's Warehouse, Inc.(b)......         51,975
      2,225  The Wet Seal, Inc., Class A(b)....         44,222

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)


  Shares
    or
 Principal                Security                    Market
  Amount                 Description                  Value
-----------  ----------------------------------    -----------
Common Stocks, continued:
Retail, continued:
      7,400  Woolworth Corp.(b)................    $   154,475
                                                   -----------
                                                       886,307
                                                   -----------
Retail - Department Stores (0.1%):
      1,125  Proffitt's, Inc.(b)...............         36,422
                                                   -----------
Semiconductors (1.5%):
      2,400  Intel Corp........................        340,500
      1,725  Semtech Corp.(b)..................         34,284
                                                   -----------
                                                       374,784
                                                   -----------
Services (Non-Financial) (1.5%):
      2,450  Childrens Comprehensive Services,
               Inc.(b).........................         31,850
      1,450  Envoy Corp.(b)....................         34,800
      2,200  Paychex, Inc......................         95,700
      7,300  Service Corp. International.......        211,700

                                                   -----------
                                                       374,050
                                                   -----------
Soaps & Cleaning Agents (1.2%):
      2,200  Procter & Gamble Co...............        264,275
      1,800  USA Detergents, Inc.(b)...........         40,387
                                                   -----------
                                                       304,662
                                                   -----------
Software & Computer Services (1.7%):
      2,500  Imnet Systems, Inc................         60,937
      3,000  Microsoft Corp.(b)................        292,500
      3,350  Network General Corp.(b)..........         74,119
                                                   -----------
                                                       427,556
                                                   -----------
Steel (1.9%):
      5,400  Carpenter Technology Corp.........        197,100
      5,100  Timken Co.........................        267,112

                                                   -----------
                                                       464,212
                                                   -----------
Telecommunication Equipment & Services (0.2%):
      4,675  LCC International, Inc.(b)........         45,581
                                                   -----------
Tobacco & Tobacco Products (2.0%):
        900  Philip Morris Cos., Inc...........        121,613
      5,300  RJR Nabisco Holdings Corp.........        194,112
      6,200  Universal Corp. VA................        195,300
                                                   -----------
                                                       511,025
                                                   -----------
Utilities - Electric (1.2%):
      4,300  CMS Energy Corp...................        140,825
      7,400  Unicom Corp.......................        164,650
                                                   -----------
                                                       305,475
                                                   -----------
Utilities - Telecommunications (2.9%):
      4,300  AT&T Corp.........................        171,462
      3,600  Cincinnati Bell, Inc..............        223,200
      6,600  NYNEX Corp........................        339,900
                                                   -----------
                                                       734,562
                                                   -----------

   Total Common Stocks                              13,505,830
                                                   -----------
Corporate Bonds (7.6%):
Banking (1.9%):
$   250,000  BankAmerica Corp., 7.12%, 5/12/05.        250,000
    250,000  J.P. Morgan, 6.25%, 12/15/05......        237,813
                                                   -----------
                                                       487,813
                                                   -----------
Brokerage Services (2.0%):
    250,000  Bear Stearns, 6.75%, 8/15/00......        250,313
    250,000  Smith Barney Holdings, Inc.,
               6.88%, 6/15/05..................        244,687
                                                   -----------
                                                       495,000
                                                   -----------
Financial Services (2.7%):
    250,000  Associate Corp., 6.00%, 12/1/02...        240,938
    250,000  Ford Motor Credit Co., 6.38%,
               9/15/99.........................        249,375
    200,000  General Motors Acceptance Corp.,
               6.63%, 10/15/05.................        193,500
                                                   -----------
                                                       683,813
                                                   -----------
Retail Stores (1.0%):
    250,000  Wal-Mart Stores, Inc., 7.25%,
               6/1/13..........................        245,937
                                                   -----------

   Total Corporate Bonds                             1,912,563
                                                   -----------
Taxable Municipal Bonds (0.7%):
Louisiana (0.7%):
    170,000  Orleans Parish, School Board,
               Series A, 6.45%, 2/1/05, FGIC...        166,813
                                                   -----------

   Total Taxable Municipal Bonds                       166,813
                                                   -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                February 28, 1997
                                   (Unaudited)


  Shares
    or
 Principal                Security                    Market
  Amount                Description                   Value
-----------  ----------------------------------    -----------
U.S. Government Agencies (13.9%):
Federal Home Loan Mortgage Corp.:
$ 1,000,000  0.00%, 3/13/97  ..................    $   998,119
    426,921  6.00%, 7/1/99  ...................        424,547
    191,523  6.50%, 2/1/00  ...................        191,322
    298,083  6.50%, 12/1/11, Gold Pool
               #E20275X .......................        292,053

Government National Mortgage Assoc.:
    620,757  7.00%, 1/15/26, Pool #421420 .....        605,213
    176,805  6.00%, 2/20/26, Pool #2166 .......        162,445
    786,652  8.00%, 6/15/26, Pool #423563 .....        802,126
                                                   -----------
   Total U.S. Government Agencies                    3,475,825
                                                   -----------
U.S. Treasury Bonds (1.9%):
    525,000  6.25%, 8/15/23....................        482,212
                                                   -----------
   Total U.S. Treasury Bonds                           482,212
                                                   -----------
U.S. Treasury Notes (5.7%):
$   300,000  6.13%, 5/15/98....................        301,044
    400,000  6.25%, 6/30/98....................        401,968
    500,000  6.50%, 4/30/99....................        504,030
    200,000  7.75%, 2/15/01....................        209,706

                                                   -----------
   Total U.S. Treasury Notes                         1,416,748
                                                   -----------
Investment Companies (7.9%):
  1,200,843  American Performance Cash
                Management Fund................      1,200,843
    785,118  American Performance U.S.
                Treasury Fund..................        785,118
                                                   -----------
   Total Investment Companies                        1,985,961
                                                   -----------
   Total (Cost--$22,134,316)(a)                    $25,013,285
                                                   ===========

------------
Percentages indicated are based on net assets of $25,059,943.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
                Unrealized appreciation .........................  $3,230,332
                Unrealized depreciation .........................    (351,363)
                                                                   ----------
                Net unrealized appreciation .....................  $2,878,969
                                                                   ==========

(b)  Represents non-income producing security.
ADR  -- American Depository Receipt
FGIC -- Insured by Financial Guaranty Insurance Corp.




                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                         Notes to Financial Statements
                               February 28, 1997
                                  (Unaudited)


1.  Organization:

    The American Performance Funds (the "Funds") were organized on October 1, 1987, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end investment company established as a Massachusetts business trust. The Funds are authorized to issue an unlimited number of shares with a par value of $.00001 per share. The Funds presently offer shares of the Cash Management Fund, the U.S. Treasury Fund, the Bond Fund, the Intermediate Bond Fund, the Equity Fund, the Aggressive Growth Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund and the Balanced Fund (individually referred to as a "Fund"). Bank of Oklahoma, N.A. (BOK) (successor to BancOklahoma Trust Company), a subsidiary of BancOklahoma Corp., serves as investment adviser to the Funds. AMR Investment Services, Inc. ("AMR") a subsidiary of AMR Corporation, the parent company of American Airlines, Inc., serves as sub-investment adviser to the Cash Management Fund. BOK also serves as custodian to the Funds.

    The investment objective of the Cash Management Fund and U.S. Treasury Fund (the "money market funds") is to seek current income with liquidity and stability of principal. The Equity Fund has as its objective to seek growth of capital. The Aggressive Growth Fund seeks long-term capital appreciation. The Balanced Fund seeks current income and, secondarily, long-term capital growth. The Bond Fund's objective is to maximize total return. The Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and the Short-Term Income Fund seek current income, consistent with the preservation of capital.

2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

          Securities Valuation:

          Investments of the money market funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Discount or premium is amortized on a constant basis to the maturity of the security under the amortized cost method. In addition, the money market funds may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

          Investments in common stocks, corporate bonds, commercial paper, municipal government bonds and U.S. Government securities of the Bond Fund, Intermediate Bond Fund, Equity Fund, Aggressive Growth Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund and Balanced Fund (collectively, "the variable net asset value funds"), are valued at their market value determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.


                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 1997
                                  (Unaudited)


          Security Transactions and Related Income:

          Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

          Securities Purchased on a When-issued Basis and Delayed Delivery
          Basis:

          Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

          Repurchase Agreements:

          Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

          Dividends to Shareholders:

          Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared daily and paid monthly for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund. Dividends from net investment income are declared and paid quarterly for the Equity Fund, Aggressive Growth Fund and Balanced Fund. Net realized capital gains, if any, are declared and distributed at least annually.

          The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.


                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 1997
                                  (Unaudited)


          Federal Income Taxes:

          It is the policy of each Fund to qualify, or continue to qualify, as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

          Organization Costs:

          All expenses incurred in connection with the Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by each of the Funds. Such expenses are being amortized over a period of two years commencing with the initial public offering.

          Other:

          Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets.

3.  Purchase and Sales of Securities:

    Purchases and sales of securities (excluding short-term securities) for the six months ended February 28, 1997 are as follows:

                                             Purchases              Sales
                                            -----------          -----------
   Bond Fund.............................   $10,727,998          $12,797,252
   Intermediate Bond Fund................   $14,169,276          $19,946,931
   Equity Fund...........................   $39,737,387          $37,046,264
   Aggressive Growth Fund................   $13,022,291          $16,462,058
   Intermediate Tax-Free Bond Fund.......   $   493,385          $ 5,901,705
   Short-Term Income Fund................   $ 3,806,668          $ 3,207,044
   Balanced Fund.........................   $ 6,978,090          $ 7,392,895


4.  Related Party Transactions:

    Investment advisory services are provided to the Funds by BOK. AMR serves as sub-investment adviser to the Cash Management Fund. Under the terms of the investment advisory agreements, BOK and AMR are entitled to receive fees based on a percentage of the average net assets of each of the Funds. BOK also serves the Funds as custodian.

    During the six months ended February 28, 1997, BOK Financial Corp., an affiliate of BOK, and AMR purchased securities from the Cash Management Fund for their carrying value of approximately $20 million. At the date of the transactions, the difference between the market value and carrying value of the securities was approximately $3.4 million which is reflected in the accompanying financial statements as a realized loss on the sale and an offsetting capital contribution to the Cash Management Fund.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group Inc. BISYS, with whom certain officers of the Funds are affiliated, serves the Funds as administrator. Such officers and trustee are paid no fees directly by the Funds for serving as officers of the Funds. Fees for administration services are established under terms of the administration contract as a percentage of the average net assets of the Funds. BISYS Ohio, serves as the Funds as transfer agent and mutual fund accountant.

                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 1997
                                  (Unaudited)

    The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed .25% of the average daily net asset value of the Funds, and may be used by BISYS to pay banks, including the adviser, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended February 28, 1997, BISYS received $6,517 from commissions earned on sales of shares of the variable net asset value funds, of which $2,949 was reallowed to affiliated broker/dealers of the Funds.

    From time to time, fees may be voluntarily reduced or reimbursed in order to assist each of the Funds in maintaining competitive expense ratios.

    Information regarding these transactions for the six months ended February 28, 1997 is as follows:

                                                                            Cash                     U.S.
                                                                         Management                Treasury
                                                                            Fund                     Fund
                                                                        --------------            -----------
   Investment Advisory Fees:
      Annual fee (percentage of average net assets).....................        .40%                     .40%
   Administration Fees:
      Annual fee (percentage of average net assets).....................        .20%                     .20%
   12b-1 Fees:
      Annual fee before voluntary fee reductions (percentage of average
          net assets)...................................................        .25%                     .25%
      Voluntary fee reductions..........................................   $468,173                 $278,360
   Custodian Fees:
      Annual fee (percentage of average net assets).....................        .03%                     .03%
   Transfer Agent and Mutual Fund Accountant Fees.......................   $ 84,453                 $ 54,130

                                                                             Intermediate
                                                              Bond               Bond               Equity
                                                              Fund               Fund                Fund
                                                           ----------       ---------------       -----------
   Investment Advisory Fees:
      Annual fee before voluntary fee reductions
          (percentage of average net assets).............        .55%                .55%                .69%
      Voluntary fee reductions...........................    $32,480             $60,716             $93,844
   Administration Fees:
      Annual fee (percentage of average net assets)......        .20%                .20%                .20%
   12b-1 Fees:
      Annual fee (percentage of average net assets)......        .25%                .25%                .25%
   Custodian Fees:
      Annual fee (percentage of average net assets)......        .03%                .03%                .03%
   Transfer Agent and Mutual Fund Accountant Fees........    $12,828             $23,332             $29,902

                                   Continued

AMERICAN PERFORMANCE FUNDS

                                February 28, 1997
                                   (Unaudited)

                                                                 Aggressive        Intermediate        Short Term
                                                                   Growth            Tax-Free            Income          Balanced
                                                                    Fund             Bond Fund            Fund             Fund
                                                                ------------      ---------------     -------------     -----------
   Investment Advisory Fees:
      Annual fee before voluntary fee reductions
          (percentage of average net assets)................            .69%                .55%               .55%             .74%
      Voluntary fee reductions..............................        $41,549             $28,246            $40,028          $90,803
   Administration Fees:
      Annual fee (percentage of average net assets).........            .20%                .20%               .20%             .20%
   12b-1 Fees:
      Annual fee before voluntary fee reductions
          (percentage of average net assets)................            .25%                .25%               .25%             .25%
      Voluntary fee reductions..............................             --              $35,307           $18,194          $30,677
   Custodian Fees:
      Annual fee before voluntary fee reductions
          (percentage of average net assets)................            .03%                .03%               .03%             .03%
      Voluntary fee reductions..............................             --                  --           $. 2,183         $  3,681
   Transfer Agent and Mutual Fund Accountant Fees...........        $18,361             $18,113           $. 4,725         $  9,207


AMERICAN PERFORMANCE FUNDS


                             Financial Highlights


                                                                            Cash Management Fund
                                                    --------------------------------------------------------------------
                                                     Six Months
                                                       Ended                        Year Ended August 31,
                                                    February 28,      --------------------------------------------------
                                                        1997            1996          1995          1994          1993
                                                    ------------      --------      --------      --------      --------
                                                    (Unaudited)
Net Asset Value, Beginning of Period ..........       $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                                      --------        --------      --------      --------      --------
Investment Activities
   Net investment income ......................          0.024           0.050         0.052         0.030         0.028
   Net realized and unrealized losses on
     investments ..............................         (0.009)             --            --            --            --
                                                      --------        --------      --------      --------      --------
       Total from Investment Activities .......          0.015           0.050         0.052         0.030         0.028
                                                      --------        --------      --------      --------      --------
Distributions
   Net investment income ......................         (0.024)         (0.050)       (0.052)       (0.030)       (0.028)
                                                      --------        --------      --------      --------      --------
       Total Distributions ....................         (0.024)         (0.050)       (0.052)       (0.030)       (0.028)
                                                      --------        --------      --------      --------      --------

   Capital transactions .......................          0.009(c)           --            --            --            --
                                                      --------        --------      --------      --------      --------

Net Asset Value, End of Period ................       $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                                      ========        ========      ========      ========      ========
Total Return ..................................           2.45%(b)        5.14%         5.30%         3.08%         2.87%

Ratios/Supplementary Data:
   Net Assets at end of period (000) ..........       $362,999        $375,797      $194,807      $195,490      $167,269
   Ratio of expenses to average net assets ....           0.73%(a)        0.71%         0.74%         0.78%         0.78%
   Ratio of net investment income to average
     net assets ...............................           4.89%(a)        5.01%         5.18%         3.05%         2.80%
   Ratio of expenses to average net assets* ...           0.98%(a)        0.96%         0.99%         0.98%         0.98%
   Ratio of net investment income to average
     net assets* ..............................           4.64%(a)        4.76%         4.94%         2.85%         2.60%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.
(c) The total return includes the effect of a capital contribution of $0.009 per share. The return without the capital contribution would have been 1.55%.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                            U.S. Treasury Fund
                                                 ------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                           Year Ended August 31,
                                                 February 28,       -----------------------------------------------------
                                                     1997             1996           1995           1994           1993
                                                 ------------       --------       --------       --------       --------
                                                 (Unaudited)

Net Asset Value, Beginning of Period .........    $  1.000          $  1.000       $  1.000       $  1.000       $  1.000
                                                  --------          --------       --------       --------       --------
Investment Activities
   Net investment income .....................       0.023             0.047          0.048          0.028          0.025
                                                  --------          --------       --------       --------       --------
       Total from Investment Activities ......       0.023             0.047          0.048          0.028          0.025
                                                  --------          --------       --------       --------       --------
Distributions
   Net investment income .....................      (0.023)           (0.047)        (0.048)        (0.028)        (0.025)
                                                  --------          --------       --------       --------       --------
       Total Distributions ...................      (0.023)           (0.047)        (0.048)        (0.028)        (0.025)
                                                  --------          --------       --------       --------       --------
Net Asset Value, End of Period ...............    $  1.000          $  1.000       $  1.000       $  1.000       $  1.000
                                                  ========          ========       ========       ========       ========
Total Return .................................        2.29%(b)          4.85%          4.95%          2.87%          2.57%

Ratios/Supplementary Data:
   Net Assets at end of period (000) .........    $237,877          $217,406       $187,007       $165,353       $169,428
   Ratio of expenses to average net assets ...        0.73%(a)          0.74%          0.75%          0.81%          0.81%
   Ratio of net investment income to average
     net assets ..............................        4.57%(a)          4.74%          4.88%          2.81%          2.51%
   Ratio of expenses to average net assets* ..        0.98%(a)          0.99%          1.00%          1.01%          1.01%
   Ratio of net investment income to average
     net assets* .............................        4.32%(a)          4.49%          4.63%          2.61%          2.31%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS


                              Financial Highlights


                                                                                         Bond Fund
                                                        --------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                           Year Ended August 31,
                                                         February 28,      -------------------------------------------------------
                                                            1997             1996           1995          1994           1993
                                                        --------------     ---------      ---------     ----------     ---------
                                                         (Unaudited)
Net Asset Value, Beginning of Period .................    $    8.99        $    9.29      $   9.36      $   11.05      $   10.99
                                                          ----------       ----------     ---------     ----------     ----------
Investment Activities
   Net investment income .............................         0.28             0.57          0.56           0.58           0.70
   Net realized and unrealized gains (losses) on
     investments .....................................         0.16            (0.30)         0.15          (0.77)          0.50
                                                          ----------       ----------     ---------     ----------     ----------
       Total from Investment Activities ..............         0.44             0.27          0.71          (0.19)          1.20
                                                          ----------       ----------     ---------     ----------     ----------
Distributions
   Net investment income .............................        (0.28)           (0.57)        (0.56)         (0.58)         (0.70)
   Net realized gains ................................           --               --            --          (0.43)         (0.44)
   In excess of net realized gains ...................           --               --         (0.22)         (0.49)            --
                                                          ----------       ----------     ---------     ----------     ----------
       Total Distributions ...........................        (0.28)           (0.57)        (0.78)         (1.50)         (1.14)
                                                          ----------       ----------     ---------     ----------     ----------

Net Asset Value, End of Period .......................    $    9.15        $    8.99      $   9.29      $    9.36      $   11.05
                                                          ==========       ==========     =========     ==========     ==========
Total Return (excludes sales charge) .................         4.97%(b)         2.84%         8.21%         (1.92)%        11.76%

Ratios/Supplementary Data:
   Net Assets at end of period (000) .................    $  31,526        $  32,807      $ 37,293      $  38,257      $  23,554
   Ratio of expenses to average net assets ...........         0.95%(a)         0.96%         1.03%          1.05%          1.12%
   Ratio of net investment income to average net
     assets...........................................         6.24%(a)         6.08%         6.18%          5.72%          6.49%
   Ratio of expenses to average net assets* ..........         1.15%(a)         1.16%         1.23%          1.25%          1.33%
   Ratio of net investment income to average net
     assets*..........................................         6.04%(a)         5.88%         5.98%          5.52%          6.28%
   Portfolio turnover ................................        33.64%           61.02%       185.48%        122.14%         26.27%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                               Intermediate Bond Fund
                                                        --------------------------------------------------------------------
                                                         Six Months
                                                           Ended                        Year Ended August 31,
                                                        February 28,       -------------------------------------------------
                                                            1997            1996          1995          1994          1993
                                                        ------------       -------       -------       -------       -------
                                                        (Unaudited)

Net Asset Value, Beginning of Period .................     $ 10.01         $ 10.26       $ 10.23       $ 11.06       $ 10.89
                                                           -------         -------       -------       -------       -------
Investment Activities
   Net investment income .............................        0.30            0.60          0.61          0.61          0.64
   Net realized and unrealized gains (losses) on
     investments .....................................        0.13           (0.25)         0.06         (0.73)         0.30
                                                           -------         -------       -------       -------       -------
       Total from Investment Activities ..............        0.43            0.35          0.67         (0.12)         0.94
                                                           -------         -------       -------       -------       -------
Distributions
   Net investment income .............................       (0.30)          (0.60)        (0.61)        (0.61)        (0.64)
   Net realized gains ................................          --              --            --         (0.06)        (0.13)
   In excess of net realized gains ...................          --              --         (0.03)        (0.04)           --
                                                           -------         -------       -------       -------       -------
       Total Distributions ...........................       (0.30)          (0.60)        (0.64)        (0.71)        (0.77)
                                                           -------         -------       -------       -------       -------
Net Asset Value, End of Period .......................     $ 10.14         $ 10.01       $ 10.26       $ 10.23       $ 11.06
                                                           =======         =======       =======       =======       ========
Total Return (excludes sales charge) .................        4.28%(b)        3.41%         6.81%        (1.14)%        9.04%
Ratios/Supplementary Data:
   Net Assets at end of period (000) .................     $58,458         $63,088       $74,395       $84,144       $57,085
   Ratio of expenses to average net assets ...........        0.94%(a)        0.95%         0.98%         0.98%         1.02%
   Ratio of net investment income to average net
     assets ..........................................        5.87%(a)        5.84%         6.00%         5.72%         5.95%
   Ratio of expenses to average net assets* ..........        1.14%(a)        1.15%         1.18%         1.18%         1.24%
   Ratio of net investment income to average net
     assets* .........................................        5.67%(a)        5.64%         5.80%         5.52%         5.74%
   Portfolio turnover.................................       23.72%         129.97%       154.43%        76.30%        47.79%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                       Financial Highlights

                                                                                      Equity Fund
                                                        ------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                          Year Ended August 31,
                                                         February 28,      -----------------------------------------------------
                                                            1997              1996           1995          1994           1993
                                                        -------------      ----------     ---------     ----------     ---------
                                                         (Unaudited)

Net Asset Value, Beginning of Period ................    $    13.73        $   12.33      $  11.85      $   12.78      $   11.31
                                                         ----------        ---------      --------      ---------      ---------
Investment Activities
   Net investment income ............................          0.08             0.18          0.20           0.14           0.14
   Net realized and unrealized gains on investments .
                                                               3.03             2.04          1.77           0.40           1.56
                                                         ----------        ---------      --------      ---------      ---------
       Total from Investment Activities .............          3.11             2.22          1.97           0.54           1.70
                                                         ----------        ---------      --------      ---------      ---------
Distributions
   Net investment income ............................         (0.08)           (0.18)        (0.19)         (0.14)         (0.14)
   Net realized gains ...............................         (1.42)           (0.64)        (0.39)         (1.33)         (0.09)
   In excess of net realized gains ..................            --               --         (0.91)            --             --
                                                         ----------        ---------      --------      ---------      ---------
       Total Distributions ..........................         (1.50)           (0.82)        (1.49)         (1.47)         (0.23)
                                                         ----------        ---------      --------      ---------      ---------

Net Asset Value, End of Period ......................    $    15.34        $   13.73      $  12.33      $   11.85      $   12.78
                                                         ==========        =========      ========      =========      =========
Total Return (excludes sales charge) ................         23.61%(b)        18.53%        19.74%          4.66%         15.12%
Ratios/Supplementary Data:
   Net Assets at end of period (000) ................    $  110,914        $  86,352      $ 76,398      $  84,618      $  58,015
   Ratio of expenses to average net assets ..........          1.07%(a)         1.08%         1.14%          1.12%          1.16%
   Ratio of net investment income to average net
     assets .........................................          1.02%(a)         1.35%         1.73%          1.32%          1.09%
   Ratio of expenses to average net assets* .........          1.26%(a)         1.27%         1.33%          1.31%          1.36%
   Ratio of net investment income to average net
     assets* ........................................          0.83%(a)         1.16%         1.54%          1.13%          0.88%
   Portfolio turnover................................         33.59%           67.46%       100.44%        159.30%         66.54%
   Average commission rate paid (c)..................    $   0.0503        $  0.0504            --             --             --

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.
(c) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                                Aggressive Growth Fund
                                                        ------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                         Year Ended August 31,
                                                          February 28,     -----------------------------------------------------
                                                            1997             1996           1995          1994           1993
                                                        --------------     ---------      ---------     ----------     ---------
                                                         (Unaudited)

Net Asset Value, Beginning of Period .................    $   16.29        $   16.31      $  11.99      $   11.96      $    8.37
                                                          ---------        ---------      --------      ---------      ---------
Investment Activities
   Net investment loss ...............................        (0.06)           (0.04)        (0.06)         (0.04)         (0.03)
   Net realized and unrealized gains (losses) on
     investments .....................................        (0.37)            0.30          4.38           0.07           3.62
                                                          ---------        ---------      --------      ---------      ---------
       Total from Investment Activities ..............        (0.43)            0.26          4.32           0.03           3.59
                                                          ---------        ---------      --------      ---------      ---------
Distributions
   Net realized gains ................................           --            (0.28)           --             --             --
                                                          ---------        ---------      --------      ---------      ---------
       Total Distributions ...........................           --            (0.28)           --             --             --
                                                          ---------        ---------      --------      ---------      ---------
Net Asset Value, End of Period .......................    $   15.86        $   16.29      $  16.31      $   11.99      $   11.96
                                                          =========        =========      ========      =========      =========
Total Return (excludes sales charge) .................        (2.64)%(b)        1.77%        36.03%          0.25%         42.89%

Ratios/Supplementary Data:
   Net Assets at end of period (000) .................    $  39,966        $  43,278      $ 38,008      $  24,775      $  11,012
   Ratio of expenses to average net assets ...........         1.10%(a)         1.11%         1.27%          1.35%          0.62%
   Ratio of net investment loss to average net assets.        (0.58)%(a)       (0.35)%       (0.62)%        (0.69)%        (0.24)%
   Ratio of expenses to average net assets* ..........         1.29%(a)         1.30%         1.45%          1.55%          1.64%
   Ratio of net investment loss to average net
     assets* .........................................        (0.77)%(a)       (0.54)%       (0.81)%        (0.89)%        (1.26)%
   Portfolio turnover.................................        32.38%           32.89%        27.16%         18.76%         59.47%
   Average commission rate paid (c)...................    $  0.0583        $  0.0665            --             --             --

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.
(c) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                              Financial Highlights


                                                                            Intermediate Tax-Free Bond Fund
                                                        ------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                         Year Ended August 31,
                                                        February 28,       -----------------------------------------------------
                                                            1997              1996          1995          1994            1993
                                                        ------------       ---------      --------      ---------       --------
                                                         (Unaudited)

Net Asset Value, Beginning of Period .................      $ 10.57          $ 10.67       $ 10.42        $ 10.77        $ 10.18
                                                            -------          -------       -------        -------        -------
Investment Activities
  Net investment income ..............................         0.24             0.49          0.51           0.54           0.55
  Net realized and unrealized gains (losses) on
    investments ......................................         0.15            (0.10)         0.25          (0.35)          0.59
                                                            -------          -------       -------        -------        -------
      Total from Investment Activities ...............         0.39             0.39          0.76           0.19           1.14
                                                            -------          -------       -------        -------        -------
Distributions
  Net investment income ..............................        (0.24)           (0.49)        (0.51)         (0.54)         (0.55)
                                                            -------          -------       -------        -------        -------
      Total Distributions ............................        (0.24)           (0.49)        (0.51)         (0.54)         (0.55)
                                                            -------          -------       -------        -------        -------

Net Asset Value, End of Period .......................      $ 10.72          $ 10.57       $ 10.67        $ 10.42        $ 10.77
                                                            =======          =======       =======        =======        =======
Total Return (excludes sales charge) .................         3.73%(b)         3.68%         7.62%          1.76%         11.56%

Ratios/Supplementary Data:
  Net Assets at end of period (000) ..................      $25,898          $31,036       $28,114        $30,097        $17,415
  Ratio of expenses to average net assets ............         0.76%(a)         0.75%         0.51%          0.25%          0.25%
  Ratio of net investment income to average net
    assets ...........................................         4.57%(a)         4.58%         4.99%          5.06%          5.34%
  Ratio of expenses to average net assets* ...........         1.21%(a)         1.20%         1.24%          1.44%          1.63%
  Ratio of net investment income to average net
    assets* ..........................................         4.12%(a)         4.13%         4.25%          3.87%          3.96%
  Portfolio turnover..................................         1.80%           19.53%         8.35%         14.33%         13.19%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                              Financial Highlights


                                                                                               Short-Term Income Fund
                                                                                   -----------------------------------------------
                                                                                    Six months          Year         October 19,
                                                                                       ended            ended          1994 to
                                                                                   February 28,      August 31,       August 31,
                                                                                       1997             1996           1995 (a)
                                                                                   --------------    ------------    -------------
                                                                                    (Unaudited)

Net Asset Value, Beginning of Period ...........................................      $   9.79        $    9.95        $   10.00
                                                                                      ---------       ----------       ----------
Investment Activities
   Net investment income .......................................................          0.30             0.59             0.52
   Net realized and unrealized gains (losses) on investments ...................          0.07            (0.14)           (0.05)
                                                                                      ---------       ----------       ----------
       Total from Investment Activities ........................................          0.37             0.45             0.47
                                                                                      ---------       ----------       ----------
Distributions
   Net investment income .......................................................         (0.31)           (0.59)           (0.52)
   Net realized gains ..........................................................            --            (0.01)              --
   In excess of net realized gains .............................................            --            (0.01)              --
                                                                                      ---------       ----------       ----------
       Total Distributions .....................................................         (0.31)           (0.61)           (0.52)
                                                                                      ---------       ----------       ----------
Net Asset Value, End of Period .................................................      $   9.85        $    9.79        $    9.95
                                                                                      =========       ==========       ==========
Total Return (excludes sales charge) ...........................................          3.78%(c)         4.64%            4.81%(c)

Ratios/Supplementary Data:
   Net Assets at end of period (000) ...........................................      $ 14,233        $  14,399        $  10,228
   Ratio of expenses to average net assets .....................................          0.35%(b)         0.41%            0.57%(b)
   Ratio of net investment income to average net assets ........................          6.04%(b)         5.95%            5.96%(b)
   Ratio of expenses to average net assets* ....................................          1.18%(b)         1.24%            1.47%(b)
   Ratio of net investment income to average net assets* .......................          5.21%(b)         5.12%            5.06%(b)
   Portfolio turnover...........................................................         24.10%           80.98%          212.35%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Annualized.
(c)  Not annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                       Financial Highlights

                                                                                                    Balanced Fund
                                                                                     --------------------------------------------
                                                                                      Six months          Year         June 1,
                                                                                         ended            ended        1995 to
                                                                                     February 28,      August 31,     August 31,
                                                                                         1997             1996         1995 (a)
                                                                                     --------------    ------------   -----------
                                                                                      (Unaudited)
Net Asset Value, Beginning of Period ..............................................     $  11.28        $   10.62      $   10.00
                                                                                        --------        ---------      ---------
Investment Activities
   Net investment income ..........................................................         0.21             0.35           0.08
   Net realized and unrealized gains on investments ...............................         1.24             0.79           0.62
                                                                                        --------        ---------      ---------
       Total from Investment Activities ...........................................         1.45             1.14           0.70
                                                                                        --------        ---------      ---------
Distributions
   Net investment income ..........................................................        (0.20)           (0.35)         (0.08)
   Net realized gains .............................................................        (0.36)           (0.13)            --
                                                                                        --------        ---------      ---------
       Total Distributions ........................................................        (0.56)           (0.48)         (0.08)
                                                                                        --------        ---------      ---------

Net Asset Value, End of Period ....................................................     $  12.17        $   11.28      $   10.62
                                                                                        ========        =========      =========
Total Return (excludes sales charge) ..............................................        13.08%(c)        10.87%          6.98%(c)

Ratios/Supplementary Data:
   Net Assets at end of period (000) ..............................................     $ 25,060        $  22,592      $  12,842
   Ratio of expenses to average net assets ........................................         0.36%(b)         0.38%          0.90%(b)
   Ratio of net investment income to average net assets ...........................         3.47%(b)         3.27%          3.17%(b)
   Ratio of expenses to average net assets* .......................................         1.38%(b)         1.40%          1.92%(b)
   Ratio of net investment income to average net assets* ..........................         2.45%(b)         2.25%          2.15%(b)
   Portfolio turnover..............................................................        31.59%           71.89%         18.68%
   Average commission rate paid (d)................................................     $ 0.0510        $  0.0792             --

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Annualized.
(c)  Not annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

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         Bank of Oklahoma, N.A.
         Bank Oklahoma Tower
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         and Distributor

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         Legal Counsel

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         Auditors

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                                MIDYEAR REPORT


                               February 28, 1997